UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Shareholder Report.

Semi-Annual Report

February 28, 2018

SSGA Funds

SSGA Dynamic Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Semi-Annual Report

February 28, 2018 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA Dynamic Small Cap Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2018

Description	% of Net Assets
Curtiss-Wright Corp.	0.9
Encompass Health Corp.	0.8
Entegris, Inc.	0.8
Aaron’s, Inc.	0.8
Trinseo SA	0.8

Total	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2018*

Industry	% of Net Assets
Banks	9.1%
Real Estate Investment Trusts (REITs)	7.6
Health Care Providers & Services	5.5
Specialty Retail	5.4
Electronic Equipment, Instruments & Components	5.1
Machinery	4.9
IT Services	4.4
Biotechnology	4.0
Commercial Services & Supplies	4.0
Insurance	4.0
Semiconductors & Semiconductor Equipment	4.0
Health Care Equipment & Supplies	3.6
Professional Services	3.6
Hotels, Restaurants & Leisure	3.5
Household Durables	3.1
Auto Components	2.9
Trading Companies & Distributors	2.8
Aerospace & Defense	2.7
Thrifts & Mortgage Finance	2.1
Metals & Mining	1.7
Chemicals	1.5
Food Products	1.3

Industry	% of Net Assets
Software	1.3%
Pharmaceuticals	1.2
Capital Markets	0.8
Consumer Finance	0.8
Leisure Equipment & Products	0.8
Oil, Gas & Consumable Fuels	0.8
Construction & Engineering	0.7
Multiline Retail	0.7
Road & Rail	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Technology	0.6
Internet & Catalog Retail	0.6
Life Sciences Tools & Services	0.6
Internet Software & Services	0.4
Building Products	0.3
Energy Equipment & Services	0.3
Diversified Consumer Services	0.2
Food & Staples Retailing	0.2
Paper & Forest Products	0.2
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.2)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.8%
Consumer Discretionary - 17.0%
Aaron’s, Inc.	4,473	$206,697
Abercrombie & Fitch Co. Class A	5,100	105,213
American Eagle Outfitters, Inc.	6,297	121,343
Asbury Automotive Group, Inc. (a)	2,404	158,303
Big Lots, Inc. (b)	3,215	180,683
Bloomin’ Brands, Inc.	8,358	192,986
Brinker International, Inc. (b)	752	25,891
Burlington Stores, Inc. (a)	1,270	155,753
Caleres, Inc.	1,026	28,738
Capella Education Co.	734	57,032
Children’s Place, Inc. (b)	1,275	181,433
Citi Trends, Inc.	1,207	26,747
Cooper-Standard Holdings, Inc. (a)	1,607	195,797
Dana, Inc.	6,330	168,188
DineEquity, Inc. (b)	2,028	154,088
DSW, Inc. Class A (b)	8,632	169,274
Group 1 Automotive, Inc.	2,052	141,260
Haverty Furniture Cos., Inc.	317	6,451
Helen of Troy, Ltd. (a)	2,043	183,972
ILG, Inc.	726	22,041
Johnson Outdoors, Inc. Class A	2,450	151,018
La-Z-Boy, Inc.	5,763	176,924
Malibu Boats, Inc. Class A (a)	1,025	32,851
Marriott Vacations Worldwide Corp.	1,149	161,435
MCBC Holdings, Inc. (a)	1,156	28,334
MDC Holdings, Inc.	3,645	100,894
RCI Hospitality Holdings, Inc.	5,463	147,556
Rent-A-Center, Inc. (b)	13,570	102,046
Ruth’s Hospitality Group, Inc.	7,127	174,968
Speedway Motorsports, Inc.	2,313	45,404
Stoneridge, Inc. (a)	7,303	158,913
Superior Industries International, Inc.	1,409	20,360
Taylor Morrison Home Corp. Class A (a)	7,428	166,684
Tenneco, Inc.	2,818	148,086
TopBuild Corp. (a)	1,027	71,520
Tower International, Inc.	2,762	72,088
Vitamin Shoppe, Inc. (a)(b)	3,240	12,150
Wolverine World Wide, Inc.	6,251	183,029

		4,436,150

Consumer Staples - 1.5%
Fresh Del Monte Produce, Inc.	3,798	177,291
Ingles Markets, Inc. Class A	628	20,221
Sanderson Farms, Inc. (b)	1,339	164,898
SpartanNash Co.	1,890	31,695

		394,105

Energy - 1.5%
Arch Coal, Inc. Class A	1,914	183,189
Exterran Corp. (a)	3,245	83,948

Security Description	Shares	Value
NACCO Industries, Inc. Class A	2,656	$109,427
Penn Virginia Corp. (a)	208	7,759
Renewable Energy Group, Inc. (a)(b)	759	8,425

		392,748

Financials - 21.1%
AG Mortgage Investment Trust, Inc. REIT	8,153	133,383
Anworth Mortgage Asset Corp. REIT	15,017	68,477
Ares Commercial Real Estate Corp. REIT	12,894	158,854
Argo Group International Holdings, Ltd.	2,830	164,847
Boston Private Financial Holdings, Inc.	9,806	143,168
Cathay General Bancorp	4,825	198,114
Central Pacific Financial Corp.	4,700	130,989
CNO Financial Group, Inc.	8,979	202,387
Diamond Hill Investment Group, Inc.	214	43,876
Dynex Capital, Inc. REIT	8,843	53,235
Employers Holdings, Inc.	4,273	167,288
Essent Group, Ltd. (a)	4,075	183,742
Federal Agricultural Mortgage Corp. Class C	313	23,807
First American Financial Corp.	2,724	158,074
First Financial Corp.	3,011	129,172
First Interstate BancSystem, Inc. Class A	4,186	165,347
First Merchants Corp.	3,252	134,405
Flushing Financial Corp.	6,119	163,377
Green Dot Corp. Class A (a)	3,130	203,857
Heritage Financial Corp.	5,499	163,595
Independent Bank Corp.	7,075	161,664
Infinity Property & Casualty Corp.	1,457	171,853
International Bancshares Corp.	4,566	176,476
Invesco Mortgage Capital, Inc. REIT (b)	9,910	152,317
Investors Bancorp, Inc.	11,149	150,511
MTGE Investment Corp. REIT	9,446	160,582
New Residential Investment Corp. REIT	8,672	139,879
OM Asset Management PLC	10,958	167,986
PennyMac Financial Services, Inc. Class A (a)	1,174	27,354
PennyMac Mortgage Investment Trust REIT (b)	9,880	164,700
Peoples Bancorp, Inc.	4,737	163,379
Primerica, Inc.	1,380	134,550
Prosperity Bancshares, Inc.	1,231	92,325
Provident Financial Holdings, Inc.	432	7,871
Provident Financial Services, Inc.	2,860	71,157
Redwood Trust, Inc. REIT	7,004	102,609
Republic Bancorp, Inc. Class A	2,059	76,698
Selective Insurance Group, Inc.	826	46,958

See accompanying notes to financial statements.

2	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Umpqua Holdings Corp.	9,539	$203,276
United Community Banks, Inc.	4,299	132,882
United Community Financial Corp.	4,482	41,414
Washington Federal, Inc.	5,371	186,374

		5,522,809

Health Care - 15.5%
Aileron Therapeutics, Inc. (a)	3,397	27,889
AMAG Pharmaceuticals, Inc. (a)	2,511	52,857
AMN Healthcare Services, Inc. (a)	3,500	194,775
AnaptysBio, Inc. (a)	228	27,989
Anavex Life Sciences Corp. (a)	1,545	3,646
Athenex, Inc. (a)	2,357	37,335
Atrion Corp.	261	153,703
Avexis, Inc. (a)	351	43,429
Bluebird Bio, Inc. (a)(b)	426	85,626
Cambrex Corp. (a)	386	20,053
Catalent, Inc. (a)	3,138	131,012
Chemed Corp. (b)	788	204,588
Chimerix, Inc. (a)	2,285	11,105
Clovis Oncology, Inc. (a)(b)	60	3,484
Corcept Therapeutics, Inc. (a)	1,083	16,451
CorVel Corp. (a)	2,893	141,612
Cotiviti Holdings, Inc. (a)	500	16,755
CTI BioPharma Corp. (a)	192	772
Cytokinetics, Inc. (a)(b)	4,324	33,511
CytomX Therapeutics, Inc. (a)	290	8,616
Emergent BioSolutions, Inc. (a)	1,359	67,542
Enanta Pharmaceuticals, Inc. (a)	452	35,536
Encompass Health Corp.	4,037	215,011
Exact Sciences Corp. (a)(b)	1,328	59,242
Exelixis, Inc. (a)	424	10,939
FibroGen, Inc. (a)	854	47,055
Foundation Medicine, Inc. (a)	181	14,978
G1 Therapeutics, Inc. (a)	1,728	39,036
Galectin Therapeutics, Inc. (a)(b)	250	1,028
Halyard Health, Inc. (a)	684	33,776
HMS Holdings Corp. (a)	8,354	133,998
Horizon Pharma PLC (a)	2,001	29,175
ImmunoGen, Inc. (a)(b)	1,592	17,687
Innoviva, Inc. (a)	5,936	92,067
Integer Holdings Corp. (a)	3,997	204,047
Iovance Biotherapeutics, Inc. (a)	743	12,891
Lexicon Pharmaceuticals, Inc. (a)(b)	466	4,022
Ligand Pharmaceuticals, Inc. (a)(b)	250	37,973
Magellan Health, Inc. (a)	2,018	203,616
Masimo Corp. (a)	2,314	202,544
Medpace Holdings, Inc. (a)(b)	202	6,474
Mersana Therapeutics, Inc. (a)(b)	2,465	42,669
MiMedx Group, Inc. (a)(b)	1,246	8,834
Myriad Genetics, Inc. (a)	2,102	68,147
National HealthCare Corp.	2,636	154,654
Orthofix International NV (a)	3,246	181,809
PDL BioPharma, Inc. (a)	14,341	34,418

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	689	$26,492
PRA Health Sciences, Inc. (a)	1,186	99,624
Providence Service Corp. (a)	2,585	164,303
Sage Therapeutics, Inc. (a)(b)	513	82,778
Sangamo Therapeutics, Inc. (a)	1,041	24,932
Sarepta Therapeutics, Inc. (a)(b)	748	46,952
Spectrum Pharmaceuticals, Inc. (a)	1,110	23,876
Supernus Pharmaceuticals, Inc. (a)	604	23,496
Syneos Health, Inc. (a)	710	29,749
Utah Medical Products, Inc.	1,772	157,176
VBI Vaccines, Inc. (a)	9,611	35,272
WellCare Health Plans, Inc. (a)	775	150,280

		4,039,306

Industrials - 19.7%
AAR Corp.	4,167	177,431
ACCO Brands Corp.	10,110	127,891
Alamo Group, Inc.	745	82,807
Applied Industrial Technologies, Inc.	2,776	195,430
Barnes Group, Inc.	3,196	192,751
Brady Corp. Class A	4,265	159,511
Briggs & Stratton Corp.	6,920	155,562
Comfort Systems USA, Inc.	4,261	174,914
CRA International, Inc.	3,640	181,964
Curtiss-Wright Corp.	1,706	230,276
Ennis, Inc.	3,262	63,609
EnPro Industries, Inc.	2,327	168,614
Forrester Research, Inc.	151	6,116
H&E Equipment Services, Inc.	4,760	179,404
Huron Consulting Group, Inc. (a)	3,734	130,690
Insperity, Inc.	2,542	165,993
Kforce, Inc.	4,638	128,473
Kimball International, Inc. Class B	8,667	142,399
Korn/Ferry International	4,215	176,651
McGrath RentCorp	3,707	187,648
Meritor, Inc. (a)	7,297	178,776
Miller Industries, Inc.	865	21,063
Moog, Inc. Class A (a)	2,132	178,726
Navigant Consulting, Inc. (a)	3,722	73,993
On Assignment, Inc. (a)	928	71,168
Rush Enterprises, Inc. Class A (a)	3,545	150,698
Rush Enterprises, Inc. Class B (a)	1,928	76,754
Simpson Manufacturing Co., Inc.	1,642	90,835
SP Plus Corp. (a)	4,270	153,720
Steelcase, Inc. Class A	1,956	26,699
Tetra Tech, Inc.	3,832	187,576
Triton International, Ltd.	4,723	134,700
Vectrus, Inc. (a)	4,056	110,688
Wabash National Corp. (b)	7,500	163,875
Watts Water Technologies, Inc. Class A	2,387	180,218
Werner Enterprises, Inc.	4,700	175,075
Woodward, Inc.	2,038	144,352

		5,147,050

See accompanying notes to financial statements.

Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Information Technology - 15.8%
Advanced Energy Industries, Inc. (a)	2,861	$189,742
American Software, Inc. Class A	4,262	53,019
Aspen Technology, Inc. (a)	1,186	91,654
Benchmark Electronics, Inc. (a)	5,810	174,300
Cirrus Logic, Inc. (a)	3,925	173,917
CSG Systems International, Inc.	3,749	175,003
Diodes, Inc. (a)	5,143	154,804
Entegris, Inc.	6,427	213,376
ePlus, Inc. (a)	1,868	142,995
Hackett Group, Inc.	7,555	136,217
Insight Enterprises, Inc. (a)	4,850	169,411
Itron, Inc. (a)	2,535	177,450
j2 Global, Inc.	1,432	105,997
ManTech International Corp. Class A	2,475	139,516
MAXIMUS, Inc.	2,989	200,203
Methode Electronics, Inc.	4,462	176,026
Nanometrics, Inc. (a)	4,992	131,739
Novanta, Inc. (a)	659	36,805
OSI Systems, Inc. (a)	1,862	117,567
Perficient, Inc. (a)	8,650	168,416
Progress Software Corp.	3,850	180,449
Rudolph Technologies, Inc. (a)	6,693	177,699
Sanmina Corp. (a)	4,385	120,807
ScanSource, Inc. (a)	1,122	36,746
Sykes Enterprises, Inc. (a)	5,689	165,322
Travelport Worldwide, Ltd.	11,708	166,839
Unisys Corp. (a)(b)	14,159	158,581
Vishay Intertechnology, Inc. (b)	9,691	178,314
Zix Corp. (a)	1,084	4,390

		4,117,304

Materials - 3.4%
Hawkins, Inc.	94	3,149
Innophos Holdings, Inc.	3,671	152,567
Kaiser Aluminum Corp.	1,711	171,733
Materion Corp.	2,538	127,915
PH Glatfelter Co.	197	4,021
PolyOne Corp.	867	35,816
Schweitzer-Mauduit International, Inc.	952	37,328
Trinseo SA	2,578	205,209
Worthington Industries, Inc.	3,428	151,654

		889,392

Security Description	Shares	Value
Real Estate - 3.3%
Chesapeake Lodging Trust REIT	6,222	$160,901
DiamondRock Hospitality Co. REIT	15,638	160,759
National Health Investors, Inc. REIT	732	47,485
Ryman Hospitality Properties, Inc. REIT	2,848	196,398
Summit Hotel Properties, Inc. REIT	3,314	43,645
Tier REIT, Inc. REIT	3,942	73,242
Xenia Hotels & Resorts, Inc. REIT	9,132	179,627

		862,057

Total Common Stocks (cost $24,314,300)		25,800,921

Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.34% (c)(d)	347,664	347,664
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	295,173	295,173

Total Short-Term Investments (cost $642,837)		642,837

Total Investments - 101.2% (cost $24,957,137)		26,443,758

Liabilities in Excess of Other Assets - (1.2)%		(324,699)

Net Assets - 100.0%		$26,119,059

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,436,150	$—	$—	$4,436,150
Consumer Staples	394,105	—	—	394,105
Energy	392,748	—	—	392,748
Financials	5,522,809	—	—	5,522,809
Health Care	4,039,306	—	—	4,039,306
Industrials	5,147,050	—	—	5,147,050
Information Technology	4,117,304	—	—	4,117,304
Materials	889,392	—	—	889,392
Real Estate	862,057	—	—	862,057
Short-Term Investments	642,837	—	—	642,837

Total Investments	$26,443,758	$—	$—	$26,443,758

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/18	Value at 2/28/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	104,563	$104,563	$11,256,145	$11,013,044	$—	$—	347,664	$347,664	$2,122
State Street Navigator Securities Lending Government Money Market Portfolio	554,024	554,024	135,421	394,272	—	—	295,173	295,173	3,695

Total		$658,587	$11,391,566	$11,407,316	$—	$—		$642,837	$5,817

See accompanying notes to financial statements.

Dynamic Small Cap Fund	5

State Street Disciplined Emerging Markets Equity Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2018

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9
Chunghwa Telecom Co., Ltd.	2.7
Public Bank Bhd	2.6
O2 Czech Republic A/S	2.5
Bank Tabungan Negara Persero Tbk PT	2.4

Total	13.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2018*

Industry	% of Net Assets
Banks	16.7%
Diversified Telecommunication Services	12.5
Oil, Gas & Consumable Fuels	11.1
Semiconductors & Semiconductor Equipment	5.2
Automobiles	4.0
Chemicals	3.9
Transportation Infrastructure	3.6
Technology Hardware, Storage & Peripherals	3.3
Wireless Telecommunication Services	3.3
Household Durables	3.1
Real Estate Management & Development	2.3
Diversified Financial Services	1.8
Construction Materials	1.7
Electronic Equipment, Instruments & Components	1.6
Tobacco	1.6
IT Services	1.5
Construction & Engineering	1.4
Airlines	1.3
Pharmaceuticals	1.3
Food & Staples Retailing	1.2
Food Products	1.1
Gas Utilities	1.1
Internet Software & Services	1.1
Marine	1.1
Textiles, Apparel & Luxury Goods	1.1

Industry	% of Net Assets
Real Estate Investment Trusts (REITs)	0.8%
Electric Utilities	0.7
Paper & Forest Products	0.7
Independent Power Producers & Energy Traders	0.6
Metals & Mining	0.6
Water Utilities	0.6
Auto Components	0.5
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Specialty Retail	0.5
Health Care Providers & Services	0.4
Household Products	0.3
Software	0.3
Thrifts & Mortgage Finance	0.3
Air Freight & Logistics	0.2
Beverages	0.2
Capital Markets	0.2
Consumer Finance	0.2
Insurance	0.2
Media	0.2
Short-Term Investments	3.5
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

6	Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.4%
Brazil - 2.3%
Atacadao Distribuicao Comercio e Industria Ltda (a)	54,800	$250,633
Braskem SA Class A, Preference Shares	23,100	330,396
Fibria Celulose SA	27,500	522,321
Itau Unibanco Holding SA Preference Shares	28,100	436,009
Itausa - Investimentos Itau SA	82	337
Itausa - Investimentos Itau SA Preference Shares	71,638	289,473

		1,829,169

Chile - 0.7%
Engie Energia Chile SA	247,451	555,970

China - 19.3%
Agricultural Bank of China, Ltd. Class H	1,313,000	721,428
Air China, Ltd. Class H	174,000	262,650
China Communications Services Corp., Ltd. Class H	2,214,000	1,308,826
China Huarong Asset Management Co., Ltd. Class H (b)	414,000	186,832
China Mobile, Ltd.	166,200	1,547,825
China Railway Construction Corp., Ltd. Class H	1,065,500	1,140,264
China Shenhua Energy Co., Ltd. Class H	421,500	1,192,972
Chongqing Rural Commercial Bank Co., Ltd. Class H	241,000	194,083
CNOOC, Ltd.	590,000	842,015
Great Wall Motor Co., Ltd. Class H (c)	217,500	254,435
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,549,900	1,316,883
Guangzhou Automobile Group Co., Ltd. Class H	752,000	1,653,610
Industrial & Commercial Bank of China, Ltd. Class H	790,000	673,506
Jiangsu Expressway Co., Ltd. Class H	406,000	628,736
Tencent Holdings, Ltd.	15,900	869,865
Wuxi Little Swan Co., Ltd. Class B	281,250	1,774,666
Zhejiang Expressway Co., Ltd. Class H	840,000	913,257

		15,481,853

Czech Republic - 3.1%
O2 Czech Republic A/S	153,035	1,994,915
Pegas Nonwovens SA	6,656	294,012
Philip Morris CR A/S	207	168,165

		2,457,092

Security Description	Shares	Value
Greece - 1.1%
Aegean Airlines SA	37,912	$424,137
Motor Oil Hellas Corinth Refineries SA	19,225	451,264

		875,401

Hungary - 1.8%
Magyar Telekom Telecommunications PLC	244,605	431,550
Richter Gedeon Nyrt	46,424	1,021,619

		1,453,169

India - 8.7%
Akzo Nobel India, Ltd.	9,099	249,596
Bajaj Auto, Ltd.	17,056	786,511
Bharat Petroleum Corp., Ltd.	235,912	1,551,300
Divi’s Laboratories, Ltd.	25,443	398,083
Finolex Industries, Ltd.	15,537	155,760
Indiabulls Housing Finance, Ltd.	12,776	243,524
Indraprastha Gas, Ltd.	188,725	878,509
Infosys, Ltd.	66,303	1,184,016
Jagran Prakashan, Ltd.	63,300	160,372
Reliance Industries, Ltd.	67,700	985,980
Vardhman Textiles, Ltd.	17,448	361,019

		6,954,670

Indonesia - 5.8%
Bank Central Asia Tbk PT	168,000	282,737
Bank Rakyat Indonesia Persero Tbk PT	2,040,100	560,903
Bank Tabungan Negara Persero Tbk PT	7,224,500	1,952,903
Telekomunikasi Indonesia Persero Tbk PT	6,484,300	1,877,734

		4,674,277

Malaysia - 5.3%
Malayan Banking Bhd	220,035	586,713
MISC Bhd	523,400	913,313
Padini Holdings Bhd	291,500	369,119
PPB Group Bhd	60,600	273,837
Public Bank Bhd	359,000	2,103,874

		4,246,856

Mexico - 1.7%
America Movil SAB de CV Class L ADR	9,900	181,764
Bolsa Mexicana de Valores SAB de CV	98,800	183,127
Grupo Financiero Banorte SAB de CV Series O	99,500	597,296
Wal-Mart de Mexico SAB de CV	176,100	411,042

		1,373,229

See accompanying notes to financial statements.

Disciplined Emerging Markets Equity Fund	7

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Pakistan - 2.9%
Hub Power Co. Ltd	376,300	$332,606
Indus Motor Co., Ltd.	14,220	221,207
Kot Addu Power Co., Ltd.	305,500	165,207
MCB Bank, Ltd.	405,500	801,096
National Bank of Pakistan	285,500	120,920
Nishat Mills, Ltd.	172,400	248,825
Oil & Gas Development Co., Ltd.	320,300	470,299

		2,360,160

Philippines - 3.3%
Cebu Air, Inc.	207,650	399,909
Globe Telecom, Inc.	15,900	525,726
Manila Water Co., Inc.	987,800	493,141
Metro Pacific Investments Corp.	11,577,900	1,251,605

		2,670,381

Poland - 2.7%
Asseco Poland SA	19,835	271,886
Netia SA	87,832	137,417
Neuca SA	4,491	341,132
Polski Koncern Naftowy ORLEN SA	40,219	1,124,512
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	327,937

		2,202,884

Qatar - 2.5%
Barwa Real Estate Co.	22,068	204,255
Masraf Al Rayan QSC	18,680	192,905
Ooredoo QPSC	53,745	1,279,901
Qatar Islamic Bank SAQ	11,709	308,756

		1,985,817

Russia - 0.7%
LUKOIL PJSC ADR	1,610	106,684
Mobile TeleSystems PJSC ADR	16,400	196,144
X5 Retail Group NV GDR (a)	8,004	284,610

		587,438

South Africa - 2.0%
AngloGold Ashanti, Ltd.	32,424	294,206
Gold Fields, Ltd. ADR	39,100	153,272
Growthpoint Properties, Ltd. REIT (c)	262,732	657,178
Sasol, Ltd. ADR	6,700	230,949
Standard Bank Group, Ltd.	16,727	306,746

		1,642,351

South Korea - 8.0%
Coway Co., Ltd.	1,926	154,023
Hanwha Life Insurance Co., Ltd.	24,755	153,390
Hyundai Glovis Co., Ltd.	1,261	166,335

Security Description	Shares	Value
Hyundai Mobis Co., Ltd.	1,771	$372,876
KT Corp.	31,131	801,195
KT&G Corp.	11,927	1,099,192
LG Household & Health Care, Ltd.	256	258,784
Samsung Card Co., Ltd.	5,345	179,490
Samsung Electronics Co., Ltd.	581	1,262,553
Samsung Electronics Co., Ltd. Preference Shares	607	1,115,054
Woori Bank	53,567	817,522

		6,380,414

Switzerland - 0.2%
Coca-Cola HBC AG (a)	5,292	173,007

Taiwan - 18.0%
Advanced Semiconductor Engineering, Inc.	131,000	176,275
Asustek Computer, Inc.	29,000	273,947
AU Optronics Corp.	613,000	269,906
Chipbond Technology Corp.	74,000	169,918
Chunghwa Telecom Co., Ltd.	584,000	2,186,299
E.Sun Financial Holding Co., Ltd.	851,333	560,764
First Financial Holding Co., Ltd.	1,352,960	919,155
Formosa Chemicals & Fibre Corp.	365,000	1,337,332
Formosa Plastics Corp.	301,000	1,054,268
Greatek Electronics, Inc.	212,000	406,693
Hon Hai Precision Industry Co., Ltd.	349,651	1,030,287
Powertech Technology, Inc.	225,000	692,168
Sampo Corp.	799,000	359,862
Siliconware Precision Industries Co., Ltd.	255,000	443,628
Taiwan Cement Corp.	741,000	931,779
Taiwan Mobile Co., Ltd.	47,000	172,179
Taiwan Semiconductor Manufacturing Co., Ltd.	275,782	2,289,982
Taiwan Shin Kong Security Co., Ltd.	288,000	377,078
Ttet Union Corp.	65,000	204,148
Uni-President Enterprises Corp.	158,960	372,172
Zeng Hsing Industrial Co., Ltd.	55,000	237,055

		14,464,895

Thailand - 2.6%
Siam Cement PCL	26,800	418,548
Thai Oil PCL (d)	506,700	1,662,635

		2,081,183

Turkey - 0.4%
Tofas Turk Otomobil Fabrikasi A/S	39,360	313,037

United Arab Emirates - 3.3%
Abu Dhabi Commercial Bank PJSC	505,243	1,004,186
Aldar Properties PJSC	1,444,172	849,305

See accompanying notes to financial statements.

8	Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

DAMAC Properties Dubai Co. PJSC	950,846	$776,644

		2,630,135

Total Common Stocks (cost $57,788,246)		77,393,388

Rights - 0.0% (e)
Brazil - 0.0% (e)
Itausa - Investimentos Itau SA, Preference Shares (expiring 3/29/18) (a)	1,683	2,799

Short-Term Investments - 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.34% (f)(g)	2,246,153	2,246,153
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	565,607	565,607

Total Short-Term Investments (cost $2,811,760)		2,811,760

Total Investments - 99.9% (cost $60,600,006)		80,207,947

Other Assets in Excess of Liabilities - 0.1%		66,315

Net Assets - 100.0%		$80,274,262

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.2% of net assets as of February 28, 2018, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at February 28, 2018.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 28, 2018, total aggregate fair value of the security is $1,662,635, representing 2.1% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at February 28, 2018.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2018, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

Mini MSCI Emerging Markets Index (long)	03/16/2018	36	2,196,470	$2,129,318	$(67,152)

During the period ended February 28, 2018, average notional value related to futures contracts was $1,866,258 or 2% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Brazil	$1,829,169	$—	$—	$1,829,169
Chile	555,970	—	—	555,970
China	15,481,853	—	—	15,481,853
Czech Republic	2,457,092	—	—	2,457,092
Greece	875,401	—	—	875,401
Hungary	1,453,169	—	—	1,453,169
India	6,954,670	—	—	6,954,670
Indonesia	4,674,277	—	—	4,674,277

See accompanying notes to financial statements.

Disciplined Emerging Markets Equity Fund	9

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Malaysia	$4,246,856	$—	$—	$4,246,856
Mexico	1,373,229	—	—	1,373,229
Pakistan	2,360,160	—	—	2,360,160
Philippines	2,670,381	—	—	2,670,381
Poland	2,202,884	—	—	2,202,884
Qatar	1,985,817	—	—	1,985,817
Russia	587,438	—	—	587,438
South Africa	1,642,351	—	—	1,642,351
South Korea	6,380,414	—	—	6,380,414
Switzerland	173,007	—	—	173,007
Taiwan	14,464,895	—	—	14,464,895
Thailand	418,548	1,662,635	—	2,081,183
Turkey	313,037	—	—	313,037
United Arab Emirates	2,630,135	—	—	2,630,135
Rights
Brazil	2,801	—	—	2,801
Short-Term Investments	2,811,760	—	—	2,811,760

Total Investments	$78,545,314	$1,662,635	$—	$80,207,949

Liabilities:

Other Financial Instruments:
Futures Contracts (a)	(67,152)	—	—	(67,152)

Total Other Financial Instruments	$(67,152)	$—	$—	$(67,152)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/18	Value at 2/28/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,460,460	$1,460,460	$13,710,891	$12,925,198	$—	$—	2,246,153	$2,246,153	$5,322
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	714,792	149,185	—	—	565,607	565,607	34

Total		$1,460,460	$14,425,683	$13,074,383	$—	$—		$2,811,760	$5,356

See accompanying notes to financial statements.

10	Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2018

Description	% of Net Assets
Novartis AG	2.7
Toyota Motor Corp.	2.5
Lloyds Banking Group PLC	1.8
ING Groep NV	1.7
ITOCHU Corp.	1.7

Total	10.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2018*

Industry	% of Net Assets
Banks	11.1%
Insurance	7.9
Pharmaceuticals	7.6
Automobiles	5.6
Food Products	5.1
Chemicals	4.9
Trading Companies & Distributors	4.5
Construction & Engineering	3.9
Airlines	3.4
Household Durables	3.4
Oil, Gas & Consumable Fuels	2.9
Real Estate Investment Trusts (REITs)	2.9
Capital Markets	2.6
Technology Hardware, Storage & Peripherals	2.6
Diversified Telecommunication Services	2.5
Metals & Mining	2.3
Paper & Forest Products	2.2
Beverages	2.1
Auto Components	2.0
Electronic Equipment, Instruments & Components	1.7
Tobacco	1.7
Electric Utilities	1.5
Gas Utilities	1.5

Industry	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Multi-Utilities	1.3
Air Freight & Logistics	1.2
Building Products	1.2
Food & Staples Retailing	0.9
Real Estate Management & Development	0.9
Machinery	0.7
Electrical Equipment	0.6
IT Services	0.6
Construction Materials	0.5
Energy Equipment & Services	0.4
Semiconductors & Semiconductor Equipment	0.4
Specialty Retail	0.4
Consumer Finance	0.3
Health Care Providers & Services	0.3
Health Care Equipment & Supplies	0.2
Industrial Conglomerates	0.2
Transportation Infrastructure	0.2
Marine	0.1
Personal Products	0.1
Short-Term Investments	1.2
Other Assets in Excess of Liabilities	0.9

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

International Stock Selection Fund	11

SSGA International Stock Selection Fund

Schedule of Investments — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.9%
Australia - 5.9%
Asaleo Care, Ltd.	283,250	$297,001
BHP Billiton, Ltd.	25,046	588,136
BlueScope Steel, Ltd.	120,772	1,503,190
Caltex Australia, Ltd.	109,106	2,957,555
CSR, Ltd.	389,194	1,548,538
Insurance Australia Group, Ltd.	99,400	628,108
Macquarie Group, Ltd.	7,905	629,822
Qantas Airways, Ltd.	479,962	2,184,754
Regis Resources, Ltd.	214,205	708,279
South32, Ltd.	857,587	2,165,523
Stockland REIT	1,036,425	3,239,540
Vicinity Centres REIT	361,409	693,117

		17,143,563

Belgium - 0.3%
bpost SA	21,107	716,234

Denmark - 2.8%
Danske Bank A/S	116,804	4,687,985
Dfds A/S	6,401	352,519
H Lundbeck A/S	17,571	920,120
Novo Nordisk A/S Class B	14,592	754,858
Royal Unibrew A/S	10,454	641,485
Sydbank A/S	16,968	662,346

		8,019,313

Finland - 2.2%
Orion Oyj Class B	31,596	1,029,073
Stora Enso Oyj Class R	256,031	4,521,594
UPM-Kymmene Oyj	24,317	831,978

		6,382,645

France - 7.8%
AXA SA	78,536	2,459,673
Cie de Saint-Gobain	60,328	3,414,492
Cie Generale des Etablissements Michelin SCA	30,084	4,624,052
CNP Assurances	88,529	2,145,370
Sanofi	60,763	4,797,230
Sopra Steria Group	1,223	237,515
TOTAL SA	30,289	1,722,800
Veolia Environnement SA	126,831	3,080,483

		22,481,615

Germany - 6.7%
BASF SE	23,602	2,465,690
Bayer AG	40,126	4,682,547
Covestro AG (a)	28,367	3,200,090
Deutsche Lufthansa AG	131,033	4,375,201
Deutsche Post AG	59,507	2,714,782
METRO AG	70,095	1,367,081

Security Description	Shares	Value
Volkswagen AG Preference Shares	2,943	$572,527

		19,377,918

Hong Kong - 6.1%
BOC Hong Kong Holdings, Ltd.	706,500	3,550,505
CK Asset Holdings, Ltd.	177,000	1,520,834
CLP Holdings, Ltd.	120,000	1,213,727
HKT Trust & HKT, Ltd.	248,000	316,896
Hysan Development Co., Ltd.	103,000	595,260
Jardine Matheson Holdings, Ltd.	8,900	579,835
Kerry Properties, Ltd.	130,000	587,633
Link REIT	522,000	4,437,517
WH Group, Ltd. (a)	3,942,500	4,855,601

		17,657,808

Italy - 2.1%
Hera SpA	193,679	658,764
Recordati SpA	24,171	864,094
Saras SpA	123,633	259,148
Snam SpA	966,853	4,328,173

		6,110,179

Japan - 25.3%
Alfresa Holdings Corp.	34,100	762,231
Canon, Inc.	77,500	2,953,431
Denso Corp.	10,100	589,515
FUJIFILM Holdings Corp.	86,700	3,612,980
Heiwado Co., Ltd.	26,300	607,936
Hitachi, Ltd.	630,000	4,764,124
Honda Motor Co., Ltd.	130,300	4,711,944
ITOCHU Corp.	253,800	4,878,681
Japan Airlines Co., Ltd.	83,800	3,193,798
JXTG Holdings, Inc.	51,600	309,514
K’s Holdings Corp.	23,300	647,705
Kajima Corp.	346,000	3,294,241
Kirin Holdings Co., Ltd.	41,800	1,078,718
Marubeni Corp.	332,100	2,530,360
Mitsubishi Chemical Holdings Corp.	94,000	948,355
Mitsui & Co., Ltd.	222,400	4,030,760
Mitsui Chemicals, Inc.	144,100	4,372,613
Nippon Telegraph & Telephone Corp.	96,200	4,468,163
Nisshin Oillio Group, Ltd.	20,800	565,531
Obayashi Corp.	198,200	2,236,641
Prima Meat Packers, Ltd.	102,000	612,979
Sumitomo Chemical Co., Ltd.	534,000	3,292,469
Sumitomo Electric Industries, Ltd.	36,300	572,603
Suzuki Motor Corp.	65,900	3,759,321
Taisei Corp.	87,300	4,424,607
Toyota Motor Corp.	107,400	7,236,946

See accompanying notes to financial statements.

12	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Toyota Tsusho Corp.	37,400	$1,384,743
Ulvac, Inc.	17,000	1,036,612

		72,877,521

Netherlands - 4.3%
ABN AMRO Group NV (a)	81,326	2,530,347
Heineken Holding NV	5,786	575,541
ING Groep NV	281,866	4,946,179
NN Group NV	98,470	4,389,882

		12,441,949

Norway - 3.3%
Austevoll Seafood ASA	77,308	693,035
DNB ASA	230,789	4,527,002
Marine Harvest ASA (b)	35,746	688,561
Orkla ASA	114,958	1,260,424
Salmar ASA	19,070	677,971
Telenor ASA	71,069	1,594,892

		9,441,885

Singapore - 0.2%
Oversea-Chinese Banking Corp., Ltd.	60,500	592,032

South Africa - 0.3%
Mondi PLC	33,403	868,925

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA	45,015	1,543,061
Amadeus IT Group SA	21,258	1,560,674
Banco Santander SA	165,861	1,136,905
Endesa SA	32,027	672,329
Iberdrola SA	338,321	2,489,812
Repsol SA	171,831	3,052,998

		10,455,779

Sweden - 4.0%
Electrolux AB Series B	20,234	664,282
Skandinaviska Enskilda Banken AB Class A	347,100	4,073,720
Swedish Match AB	112,717	4,787,906
Volvo AB Class B	110,439	2,076,465

		11,602,373

Switzerland - 8.8%
ABB, Ltd.	71,083	1,720,119
Baloise Holding AG	6,873	1,081,268
Cembra Money Bank AG (c)	7,277	684,741
Flughafen Zuerich AG	2,689	638,426
GAM Holding AG (c)	33,913	609,323
Logitech International SA	20,900	820,283
Nestle SA	22,533	1,790,269

Security Description	Shares	Value
Novartis AG	94,448	$7,879,019
Roche Holding AG	5,448	1,258,379
Swiss Life Holding AG (c)	10,339	3,733,651
Swisscom AG	1,128	609,075
Zurich Insurance Group AG	13,783	4,531,785

		25,356,338

United Kingdom - 14.2%
3i Group PLC	345,820	4,448,288
Barratt Developments PLC	206,588	1,526,764
Bellway PLC	39,099	1,666,670
Berkeley Group Holdings PLC	22,939	1,213,974
Booker Group PLC (b)	195,460	611,103
Carnival PLC	66,086	4,349,531
Centamin PLC	704,373	1,441,194
Diageo PLC	109,070	3,700,804
Direct Line Insurance Group PLC	772,794	4,064,246
Kingfisher PLC	130,811	643,824
Lloyds Banking Group PLC	5,511,784	5,207,707
Man Group PLC	749,398	1,760,936
Persimmon PLC	123,487	4,414,476
Redrow PLC	68,729	554,741
Smith & Nephew PLC	35,596	621,465
Subsea 7 SA	84,205	1,250,387
Tate & Lyle PLC	464,054	3,563,972

		41,040,082

Total Common Stocks (cost $258,435,106)		282,566,159

Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.34% (d)(e)	2,345,548	2,345,548
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	1,238,413	1,238,413

Total Short-Term Investments (cost $3,583,961)		3,583,961

Total Investments - 99.1% (cost $262,019,067)		286,150,120

Other Assets in Excess of Liabilities - 0.9%		2,622,126

Net Assets - 100.0%		$288,772,246

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of February 28, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at February 28, 2018.

See accompanying notes to financial statements.

International Stock Selection Fund	13

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2018, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Mini MSCI EAFE Index (long)	03/16/2018	28	2,822,045	$2,851,039	$28,994

During the period ended February 28, 2018, average notional value related to futures contracts was $2,889,602 or 1% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$17,143,563		$—	$—	$17,143,563
Belgium	716,234		—	—	716,234
Denmark	8,019,313		—	—	8,019,313
Finland	6,382,645		—	—	6,382,645
France	22,481,615		—	—	22,481,615
Germany	19,377,918		—	—	19,377,918
Hong Kong	17,657,808		—	—	17,657,808
Italy	6,110,179		—	—	6,110,179
Japan	72,877,521		—	—	72,877,521
Netherlands	12,441,949		—	—	12,441,949
Norway	9,441,885		—	—	9,441,885
Singapore	592,032		—	—	592,032
South Africa	868,925		—	—	868,925
Spain	10,455,779		—	—	10,455,779
Sweden	11,602,373		—	—	11,602,373
Switzerland	25,356,338		—	—	25,356,338
United Kingdom	41,040,082		—	—	41,040,082
Short-Term Investments	3,583,961		—	—	3,583,961

Total Investments	$286,150,120		$—	$—	$286,150,120

Other Financial Instruments:
Futures Contracts (a)	28,994		—	—	28,994

Total Investments and Other Financial Instruments	$286,179,114	$		$—	$286,179,114

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

14	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/18	Value at 2/28/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	100	$100	$16,100,330	$13,754,882	$—	$—	2,345,548	$2,345,548	$8,726
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,678,272	3,439,859	—	—	1,238,413	1,238,413	13,417

Total		$100	$20,778,602	$17,194,741	$—	$—		$3,583,961	$22,143

See accompanying notes to financial statements.

International Stock Selection Fund	15

SSGA High Yield Bond Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2018

Description	% of Net Assets
HCA Healthcare, Inc. 6.25% 02/15/2021	1.2
CSC Holdings LLC 10.13% 01/15/2023	1.0
Valeant Pharmaceuticals International, Inc. 6.13% 04/15/2025	0.9
Valeant Pharmaceuticals International, Inc. 7.00% 03/15/2024	0.8
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88% 04/01/2024	0.8

Total	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2018*

Industry	% of Net Assets
Oil & Gas	10.4%
Telecommunications	8.6
Health Care Services	8.1
Media	6.0
Retail	4.8
Diversified Financial Services	4.5
Commercial Services	4.2
Mining	3.5
Pipelines	3.3
Packaging & Containers	3.1
Chemicals	2.8
Electric	2.4
Food	2.4
Entertainment	2.3
IT Services	2.3
Banks	2.1
Pharmaceuticals	2.1
Home Builders	2.0
Iron/Steel	1.9
Construction Materials	1.7
Distribution & Wholesale	1.5
Auto Parts & Equipment	1.3
Lodging	1.3
Software	1.3

Industry	% of Net Assets
Coal	0.9%
Environmental Control	0.8
Oil & Gas Services	0.7
Aerospace & Defense	0.6
Internet	0.6
Household Products & Wares	0.5
Miscellaneous Manufacturer	0.5
Semiconductors	0.5
Beverages	0.3
Electrical Components & Equipment	0.3
Electronics	0.3
Housewares	0.3
Real Estate Investment Trusts	0.3
Advertising	0.2
Food Service	0.2
Home Furnishings	0.2
Metal Fabricate & Hardware	0.2
Toys/Games/Hobbies	0.2
Energy-Alternate Sources	0.1
Health Care Products	0.1
Short-Term Investment	6.4
Other Assets in Excess of Liabilities	1.9

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

16	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 91.7%
Australia - 0.3%
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	$160,000	$159,344

Bermuda - 0.7%
Aircastle, Ltd. 5.00%, 4/1/2023	120,000	123,732
Weatherford International, Ltd. 8.25%, 6/15/2023	325,000	313,828

		437,560

Brazil - 0.3%
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	160,000	158,432

Canada - 2.5%
1011778 BC ULC/New Red Finance, Inc.: 4.25%, 5/15/2024 (a)	350,000	334,687
5.00%, 10/15/2025 (a)	93,000	90,443
Bombardier, Inc.: 7.50%, 12/1/2024 (a)	128,000	132,877
7.50%, 3/15/2025 (a)	200,000	204,500
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	95,000	103,313
MEG Energy Corp.: 6.38%, 1/30/2023 (a)	50,000	43,000
6.50%, 1/15/2025 (a)	125,000	122,812
Teck Resources, Ltd.: 3.75%, 2/1/2023	300,000	292,312
6.13%, 10/1/2035	100,000	109,250
6.25%, 7/15/2041	125,000	137,500

		1,570,694

Cayman Islands - 1.1%
Transocean, Inc.: 6.80%, 3/15/2038	100,000	80,500
9.00%, 7/15/2023 (a)	310,000	332,475
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	250,000	247,825

		660,800

France - 0.5%
SFR Group SA 6.00%, 5/15/2022 (a)	300,000	291,090

Germany - 0.5%
Deutsche Bank AG: 5 Year USD Swap + 2.25%, 4.30%, 5/24/2028 (b)	200,000	194,500
4.50%, 4/1/2025	150,000	146,865

		341,365

Security Description	Principal Amount	Value
Ireland - 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	$300,000	$307,125
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	200,000	206,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	300,000	225,000

		738,125

Luxembourg - 2.3%
Altice Finco SA 8.13%, 1/15/2024 (a)	250,000	255,437
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	396,865
ArcelorMittal: 6.50%, 2/25/2022	250,000	271,850
7.25%, 10/15/2039	175,000	216,300
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	272,000	276,434

		1,416,886

Netherlands - 1.2%
Constellium NV 5.88%, 2/15/2026 (a)	250,000	252,500
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	208,000
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	123,000	126,613
Ziggo Bond Finance B.V. 5.88%, 1/15/2025 (a)	200,000	192,500

		779,613

Sweden - 0.2%
Perstorp Holding AB 11.00%, 9/30/2021 (a)	100,000	107,875

United Kingdom - 2.4%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	345,000	346,725
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	275,000	272,332
International Game Technology PLC 6.25%, 2/15/2022 (a)	100,000	105,630
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a)	100,000	100,090
Royal Bank of Scotland Group PLC: 6.13%, 12/15/2022	75,000	79,676

See accompanying notes to financial statements.

High Yield Bond Fund	17

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 2.50%, 7.65%, 9/30/2031 (b)(c)	$200,000	$259,300
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	350,000	359,625

		1,523,378

United States - 78.5%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	250,000	259,700
ADT Corp. 3.50%, 7/15/2022	325,000	311,594
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	210,000	213,675
AES Corp.: 4.88%, 5/15/2023	225,000	227,542
5.13%, 9/1/2027	91,000	92,024
6.00%, 5/15/2026	80,000	84,104
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 6.63%, 6/15/2024	150,000	138,195
Allison Transmission, Inc.: 4.75%, 10/1/2027 (a)	83,000	81,133
5.00%, 10/1/2024 (a)	140,000	141,932
Ally Financial, Inc.: 4.13%, 2/13/2022	200,000	200,750
5.75%, 11/20/2025	250,000	261,250
8.00%, 11/1/2031	275,000	340,312
Altice US Finance I Corp. 5.50%, 5/15/2026 (a)	100,000	99,000
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	375,000	364,687
AMC Networks, Inc. 4.75%, 8/1/2025	40,000	38,800
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	260,000	268,294
American Greetings Corp. 7.88%, 2/15/2025 (a)	200,000	204,500
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	210,000	212,100
Antero Resources Corp. 5.63%, 6/1/2023	345,000	353,625
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	120,000	119,556
Arconic, Inc.: 5.13%, 10/1/2024	175,000	181,352
5.95%, 2/1/2037	100,000	106,750
6.15%, 8/15/2020	100,000	105,813
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	175,000	168,656

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	$250,000	$259,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	150,000	160,125
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	234,844
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	175,000	165,375
Avantor, Inc. 6.00%, 10/1/2024 (a)	336,000	336,420
Beacon Escrow Corp. 4.88%, 11/1/2025 (a)	66,000	64,185
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023	220,000	232,375
Beazer Homes USA, Inc.: 5.88%, 10/15/2027	100,000	95,000
6.75%, 3/15/2025	100,000	100,875
Berry Global, Inc.: 5.13%, 7/15/2023	150,000	153,375
4.50%, 2/15/2026 (a)	100,000	97,250
Block Communications, Inc. 6.88%, 2/15/2025 (a)	125,000	129,531
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	140,000	139,300
Boyd Gaming Corp. 6.38%, 4/1/2026	275,000	289,094
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	265,000	269,306
BWAY Holding Co. 7.25%, 4/15/2025 (a)	260,000	267,150
California Resources Corp. 8.00%, 12/15/2022 (a)	200,000	158,500
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	242,000	242,605
CBS Radio, Inc. 7.25%, 11/1/2024 (a)	100,000	103,563
CCO Holdings LLC/CCO Holdings Capital Corp.: 5.00%, 2/1/2028 (a)	143,000	135,178
5.75%, 2/15/2026 (a)	155,000	156,937
5.88%, 4/1/2024 (a)	500,000	516,250
CD&R Waterworks Merger Sub LLC 6.13%, 8/15/2025 (a)	45,000	44,719
Centene Corp. 4.75%, 1/15/2025	250,000	248,750
Central Garden & Pet Co. 6.13%, 11/15/2023	75,000	78,188
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	300,000	302,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	150,000	151,695

See accompanying notes to financial statements.

18	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

CF Industries, Inc. 4.95%, 6/1/2043	$150,000	$136,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	340,000	340,000
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	187,000	188,870
Chesapeake Energy Corp.: 8.00%, 1/15/2025 (a)	96,000	94,800
8.00%, 6/15/2027 (a)	205,000	195,898
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	330,000	300,300
CIT Group, Inc.: 3.88%, 2/19/2019	330,000	331,254
5.00%, 8/15/2022	125,000	128,913
3 Month USD LIBOR + 3.97%, 5.80%, 6/15/2022 (b)(c)	135,000	136,688
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a)	200,000	194,120
CONSOL Energy, Inc. 5.88%, 4/15/2022	295,000	296,858
Continental Resources, Inc. 5.00%, 9/15/2022	325,000	329,875
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	170,000	169,337
Covanta Holding Corp. 5.88%, 7/1/2025	275,000	273,625
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	194,000	188,665
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	75,000	77,438
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a)	50,000	49,250
CSC Holdings LLC 10.13%, 1/15/2023 (a)	550,000	613,250
DaVita, Inc. 5.00%, 5/1/2025	353,000	345,516
DCP Midstream Operating L.P. 3.88%, 3/15/2023	350,000	342,125
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	275,000	281,875
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	155,000	159,456
Diamondback Energy, Inc. 4.75%, 11/1/2024	140,000	138,684

Security Description	Principal Amount	Value
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	$333,000	$350,482
DISH DBS Corp.: 5.88%, 11/15/2024	285,000	267,187
7.75%, 7/1/2026	280,000	276,164
Dynegy, Inc.: 7.38%, 11/1/2022	150,000	157,687
7.63%, 11/1/2024	110,000	118,525
8.00%, 1/15/2025 (a)	100,000	108,250
8.13%, 1/30/2026 (a)	75,000	82,219
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	192,086
EMC Corp. 3.38%, 6/1/2023	125,000	115,000
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	135,000	132,260
7.50%, 10/15/2020	150,000	162,570
Ensco PLC 7.75%, 2/1/2026	170,000	160,650
Entegris, Inc. 4.63%, 2/10/2026 (a)	200,000	197,250
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	340,000	356,150
EP Energy LLC/Everest Acquisition Finance, Inc. 8.00%, 11/29/2024 (a)	175,000	180,687
Equinix, Inc. 5.38%, 1/1/2022	125,000	129,538
EW Scripps Co. 5.13%, 5/15/2025 (a)	70,000	67,550
First Data Corp. 7.00%, 12/1/2023 (a)	230,000	241,799
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	150,000	150,375
Freeport-McMoRan, Inc.: 2.38%, 3/15/2018	125,000	124,925
3.55%, 3/1/2022	200,000	194,880
5.45%, 3/15/2043	200,000	193,000
Frontier Communications Corp. 10.50%, 9/15/2022	575,000	489,267
GameStop Corp. 6.75%, 3/15/2021 (a)	350,000	358,330
Genesis Energy L.P./Genesis Energy Finance Corp.: 6.25%, 5/15/2026	150,000	144,570
6.50%, 10/1/2025	250,000	249,375
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	150,000	153,330
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	225,000	234,000
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (a)	154,000	157,280

See accompanying notes to financial statements.

High Yield Bond Fund	19

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

Halcon Resources Corp. 6.75%, 2/15/2025	$120,000	$120,600
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (a)	190,000	196,422
HCA Healthcare, Inc. 6.25%, 2/15/2021	700,000	738,500
HCA, Inc.: 4.75%, 5/1/2023	500,000	510,000
5.88%, 5/1/2023	200,000	210,060
HD Supply, Inc. 5.75%, 4/15/2024 (a)	150,000	157,500
Hertz Corp. 7.63%, 6/1/2022 (a)	205,000	210,391
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.75%, 10/1/2025 (a)	170,000	172,550
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.: 5.88%, 2/1/2022	150,000	150,563
6.00%, 8/1/2020	275,000	280,142
6.25%, 2/1/2022	240,000	243,600
IHS Markit, Ltd. 4.00%, 3/1/2026 (a)	21,000	20,305
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	155,000	151,544
Ingevity Corp. 4.50%, 2/1/2026 (a)	140,000	136,850
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	75,000	73,307
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	130,000	134,550
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	175,000	186,812
Jeld-Wen, Inc.: 4.63%, 12/15/2025 (a)	107,000	104,593
4.88%, 12/15/2027 (a)	100,000	97,000
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	154,000	146,300
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	119,000	132,495
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	255,000	256,275
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	200,000	202,000
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	145,000	140,868
L Brands, Inc. 6.88%, 11/1/2035	270,000	268,819

Security Description	Principal Amount	Value
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	$160,000	$161,200
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	140,000	145,863
Lennar Corp.: 4.75%, 5/30/2025	150,000	150,000
4.75%, 11/29/2027 (a)	229,000	221,855
Level 3 Financing, Inc. 5.38%, 1/15/2024	400,000	398,000
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	230,000	240,781
Lithia Motors, Inc. 5.25%, 8/1/2025 (a)	188,000	190,820
M/I Homes, Inc. 5.63%, 8/1/2025	160,000	160,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/2023 (a)	100,000	83,880
Masonite International Corp. 5.63%, 3/15/2023 (a)	16,000	16,440
Mattel, Inc. 6.75%, 12/31/2025 (a)	150,000	152,625
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	55,906
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	373,687
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	59,000	61,036
MGM Resorts International: 6.63%, 12/15/2021	200,000	216,120
7.75%, 3/15/2022	125,000	139,844
Molina Healthcare, Inc. 4.88%, 6/15/2025 (a)	355,000	341,466
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	268,000	281,400
MSCI, Inc. 5.25%, 11/15/2024 (a)	150,000	153,270
Multi-Color Corp. 4.88%, 11/1/2025 (a)	172,000	165,120
Murphy Oil Corp. 5.75%, 8/15/2025	341,000	339,738
Nabors Industries, Inc.: 5.50%, 1/15/2023	150,000	148,875
5.75%, 2/1/2025 (a)	170,000	162,248
Navient Corp. Series MTN, 8.00%, 3/25/2020	300,000	321,390
NCR Corp. 5.88%, 12/15/2021	200,000	204,000
Netflix, Inc. 5.50%, 2/15/2022	125,000	129,688

See accompanying notes to financial statements.

20	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

Newfield Exploration Co. 5.75%, 1/30/2022	$225,000	$236,531
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022 (a)	175,000	180,250
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	73,000	71,814
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	135,000	136,013
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	150,000	149,670
Novelis Corp. 6.25%, 8/15/2024 (a)	135,000	138,881
NRG Energy, Inc.: 5.75%, 1/15/2028 (a)	128,000	126,221
6.25%, 7/15/2022	200,000	207,000
6.25%, 5/1/2024	115,000	118,881
NuStar Logistics L.P. 5.63%, 4/28/2027	90,000	89,550
Olin Corp. 5.00%, 2/1/2030	125,000	120,625
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	225,000	232,312
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024	100,000	101,125
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	103,750
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	150,000	148,688
5.63%, 10/15/2027 (a)	50,000	49,565
Party City Holdings, Inc. 6.13%, 8/15/2023 (a)	150,000	153,750
PDC Energy, Inc. 6.13%, 9/15/2024	225,000	230,355
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	225,000	234,703
Penske Automotive Group, Inc. 5.38%, 12/1/2024	360,000	361,368
PetSmart, Inc. 5.88%, 6/1/2025 (a)	285,000	221,245
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	176,000
Pilgrim’s Pride Corp.: 5.75%, 3/15/2025 (a)	42,000	41,790
5.88%, 9/30/2027 (a)	67,000	65,144
Plantronics, Inc. 5.50%, 5/31/2023 (a)	203,000	204,396
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	220,000	225,786

Security Description	Principal Amount	Value
Polaris Intermediate Corp. PIK, 8.50%, 12/1/2022 (a)	$153,000	$156,060
Post Holdings, Inc.: 5.50%, 3/1/2025 (a)	380,000	382,394
5.63%, 1/15/2028 (a)	125,000	121,563
PQ Corp.: 5.75%, 12/15/2025 (a)	60,000	60,900
6.75%, 11/15/2022 (a)	140,000	147,714
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	100,000	102,500
Provident Funding Associates L.P./PFG Finance Corp. 6.38%, 6/15/2025 (a)	150,000	153,844
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	200,000	194,375
Quicken Loans, Inc. 5.25%, 1/15/2028 (a)	170,000	164,050
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	100,000	99,750
Range Resources Corp.: 4.88%, 5/15/2025	235,000	225,012
5.00%, 8/15/2022	75,000	74,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu: 5.75%, 10/15/2020	96,911	98,064
6.88%, 2/15/2021	83,169	84,313
7.00%, 7/15/2024 (a)	100,000	105,250
RR Donnelley & Sons Co. 7.88%, 3/15/2021	350,000	368,375
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	195,000	192,816
7.00%, 1/1/2022 (a)	100,000	105,250
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	307,875
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	200,000	197,260
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	100,000	103,375
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	188,000	178,600
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	425,000	444,656
SM Energy Co. 6.75%, 9/15/2026	205,000	205,897
Southwestern Energy Co. 6.70%, 1/23/2025	275,000	270,270

See accompanying notes to financial statements.

High Yield Bond Fund	21

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value

Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	$200,000	$211,000
Sprint Corp.: 7.25%, 9/15/2021	275,000	286,687
7.63%, 3/1/2026	135,000	134,325
7.88%, 9/15/2023	450,000	463,500
SRC Energy, Inc. 6.25%, 12/1/2025 (a)	210,000	211,323
Standard Industries, Inc.: 4.75%, 1/15/2028 (a)	284,000	273,009
6.00%, 10/15/2025 (a)	50,000	52,625
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	150,000	162,750
Staples, Inc. 8.50%, 9/15/2025 (a)	205,000	196,800
Steel Dynamics, Inc. 5.13%, 10/1/2021	160,000	163,200
Sunoco L.P./Sunoco Finance Corp.: 4.88%, 1/15/2023 (a)	88,000	87,226
5.88%, 3/15/2028 (a)	138,000	137,828
T-Mobile USA, Inc.: 4.50%, 2/1/2026	85,000	83,198
5.13%, 4/15/2025	350,000	353,937
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.00%, 1/15/2028 (a)	200,000	194,260
Tempur Sealy International, Inc. 5.63%, 10/15/2023	150,000	151,695
Tenet Healthcare Corp.: 4.38%, 10/1/2021	200,000	199,000
6.75%, 6/15/2023	250,000	249,825
6.88%, 11/15/2031	150,000	135,000
Tenneco, Inc.: 5.00%, 7/15/2026	50,000	49,125
5.38%, 12/15/2024	150,000	154,688
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	66,000	63,875
Toll Brothers Finance Corp. 4.88%, 11/15/2025	225,000	223,875
TransDigm, Inc. 6.00%, 7/15/2022	125,000	127,969
Transocean, Inc. 7.50%, 1/15/2026 (a)	92,000	92,580
Tribune Media Co. 5.88%, 7/15/2022	200,000	204,500
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	160,000	159,600
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	140,000	128,100

Security Description	Principal Amount	Value
United Rentals North America, Inc.: 4.88%, 1/15/2028	$173,000	$168,467
5.50%, 7/15/2025	175,000	180,040
United States Steel Corp. 6.88%, 8/15/2025	186,000	195,077
US Concrete, Inc. 6.38%, 6/1/2024	250,000	263,750
US Foods, Inc. 5.88%, 6/15/2024 (a)	191,000	198,640
Valeant Pharmaceuticals International, Inc.: 6.13%, 4/15/2025 (a)	625,000	550,000
7.00%, 3/15/2024 (a)	500,000	526,900
Valvoline, Inc. 4.38%, 8/15/2025	175,000	171,062
VeriSign, Inc. 4.75%, 7/15/2027	225,000	219,667
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	130,000	136,253
WellCare Health Plans, Inc. 5.25%, 4/1/2025	250,000	253,025
Western Digital Corp.: 4.75%, 2/15/2026	250,000	251,074
7.38%, 4/1/2023 (a)	200,000	217,000
Whiting Petroleum Corp. 5.75%, 3/15/2021	200,000	204,500
William Lyon Homes, Inc. 5.88%, 1/31/2025	175,000	174,562
Williams Cos., Inc. 4.55%, 6/24/2024	400,000	402,000
WPX Energy, Inc. 5.25%, 9/15/2024	133,000	132,840
Yum! Brands, Inc. 5.35%, 11/1/2043	175,000	158,812

		48,848,310

Total Corporate Bonds & Notes (cost $56,422,531)		57,033,472

Short-Term Investment - 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.34% (d)(e) (cost $3,998,584)	3,998,584	3,998,584

Total Investments - 98.1% (cost $60,421,115)		61,032,056

Other Assets in Excess of Liabilities - 1.9%		1,200,131

Net Assets - 100.0%		$62,232,187

See accompanying notes to financial statements.

22	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 47.2% of net assets as of February 28, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2018.

Centrally-Cleared Credit Default Swap Contracts
Credit Indicies
Reference Entity	Notional Amount*		Fund (Pays)/ Receives Fixed Rate/ Payment Frequency	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $

Protection Sold:
Markit CDX North American High Yield Index, Series 29	USD	2,500,000	5.00%/ Quarterly	12/20/2022	$173,143	$(189,113)	$(15,970)

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

During the period ended February 28, 2018, average notional value related to swap contracts was $2,166,666 or 3% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$159,344	$—	$159,344
Bermuda	—	437,560	—	437,560
Brazil	—	158,432	—	158,432
Canada	—	1,570,694	—	1,570,694
Cayman Islands	—	660,800	—	660,800
France	—	291,090	—	291,090
Germany	—	341,365	—	341,365
Ireland	—	738,125	—	738,125
Luxembourg	—	1,416,886	—	1,416,886
Netherlands	—	779,613	—	779,613
Sweden	—	107,875	—	107,875
United Kingdom	—	1,523,378	—	1,523,378
United States	—	48,848,310	—	48,848,310
Short-Term Investment	3,998,584	—	—	3,998,584

Total Investments	$3,998,584	$57,033,472	$—	$61,032,056

Liabilities:

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	(15,970)	—	(15,970)

Total Other Financial Instruments	$—	$(15,970)	$—	$(15,970)

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

High Yield Bond Fund	23

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/18	Value at 2/28/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,253,226	$3,253,226	$17,716,473	$16,971,115	$—	$—	3,998,584	$3,998,584	$22,721

Total		$3,253,226	$17,716,473	$16,971,115	$—	$—		$3,998,584	$22,721

See accompanying notes to financial statements.

24	High Yield Bond Fund

SSGA Funds

Statements of Assets and Liabilities — February 28, 2018 (Unaudited)

	SSGA Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

Assets
Investments in unaffiliated issuers, at value*	$25,800,921	$77,396,189	$282,566,159	$57,033,472
Investments in affiliated issuers, at value	642,837	2,811,760	3,583,961	3,998,584
Total Investments	26,443,758	80,207,949	286,150,120	61,032,056
Foreign currency, at value	—	177,649	3,708,286	—
Cash at broker	—	93,600	120,945	116,234
Cash	6	—	4	—
Receivable from broker — variation margin on open futures contracts	—	19,186	29,055	—
Receivable for investments sold	—	—	—	514,112
Receivable for fund shares sold	1,145	3,267	70,052	3,276
Dividends receivable — unaffiliated issuers	11,909	335,321	153,499	—
Interest receivable — unaffiliated issuers	—	—	—	923,443
Dividends receivable — affiliated issuers	228	955	1,114	2,054
Securities lending income receivable — affiliated issuers	323	30	1,288	—
Securities lending income receivable — unaffiliated issuers	194	118	557	—
Receivable from Adviser	33,907	32,146	69,419	17,712
Receivable for foreign taxes recoverable	—	317,923	193,937	—
Other Receivable — Contribution from Adviser (Note 4)	—	126,543	—	—
Prepaid expenses and other assets	727	298	1,005	231

Total assets	26,492,197	81,314,985	290,499,281	62,609,118

Liabilities
Due to custodian	—	64,000	—	281,114
Payable upon return of securities loaned	295,173	565,607	1,238,413	—
Due to Broker — Variation margin on open swap contracts	—	—	—	140
Payable for fund shares repurchased	4,563	59,050	168,276	4,932
Deferred foreign taxes payable	—	217,366	—	—
Advisory fee payable	15,300	47,221	168,082	14,584
Custodian fees payable	5,756	685	26,740	9,319
Administration fees payable	1,060	4,847	11,524	2,734
Shareholder servicing fee payable	1,659	1,153	3,340	432
Distribution fees payable	4,400	13,766	37,351	6,956
Trustees’ fees and expenses payable	849	60	—	328
Transfer agent fees payable	18,362	28,664	29,530	20,009
Sub-transfer agent fee payable	3,039	2,461	1,197	451
Registration and filing fees payable	—	—	7,181	7,868
Professional fees payable	18,995	17,786	20,537	26,732
Printing and postage fees payable	3,835	17,128	—	981
Accrued expenses and other liabilities	147	929	14,864	351

Total liabilities	373,138	1,040,723	1,727,035	376,931

Net Assets	$26,119,059	$80,274,262	$288,772,246	$62,232,187

Net Assets Consist of:
Paid-in Capital	$28,218,909	$51,471,341	$686,885,027	$66,565,551
Undistributed (distribution in excess of) net investment income (loss)	130,070	430,004	(3,070,238)	(72,822)
Accumulated net realized gain (loss) on investments, foreign currency transactions, swap contracts and futures contracts	(3,716,541)	9,063,384	(419,162,700)	(4,855,513)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	1,486,621	19,390,576	24,131,053	610,941
Foreign currency transactions	—	(13,891)	(39,890)	—
Futures contracts	—	(67,152)	28,994	—
Swap contracts	—	—	—	(15,970)

Net Assets	$26,119,059	$80,274,262	$288,772,246	$62,232,187

See accompanying notes to financial statements.

Statements of Assets and Liabilities	25

SSGA Funds

Statements of Assets and Liabilities — February 28, 2018 (Unaudited)

	SSGA Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

Net Asset Values:
Class N
Net assets	$24,766,032	$77,921,346	$205,106,588	$39,086,322
Shares outstanding	514,996	9,244,166	17,658,226	5,226,381
Net asset value, offering and redemption price per share	$48.09	$8.43	$11.62	$7.48
Class A
Net assets	$237,699	$55,037	$6,955,564	$84,621
Shares outstanding	4,970	6,577	602,665	11,299
Net asset value, offering and redemption price per share	$47.83	$8.37	$11.54	$7.49
Maximum sales charge	5.25%	5.25%	5.25%	3.75%
Maximum offering price per share	$50.48	$8.83	$12.18	$7.78
Class I
Net assets	$1,102,440	$1,290,054	$2,163,676	$940,092
Shares outstanding	22,927	153,042	186,477	125,656
Net asset value, offering and redemption price per share	$48.08	$8.43	$11.60	$7.48
Class K
Net assets	$12,888	$1,007,825	$74,546,418	$22,121,152
Shares outstanding	267.534	119,209	6,426,031	2,957,896
Net asset value, offering and redemption price per share	$48.17	$8.45	$11.60	$7.48
Cost of Investments:
Investments in unaffiliated issuers	$24,314,300	$57,788,246	$258,435,106	$56,422,531
Investments in affiliated issuers	642,837	2,811,760	3,583,961	3,998,584
Total cost of investments	$24,957,137	$60,600,006	$262,019,067	$60,421,115
Foreign currency, at cost	$—	$178,160	$3,761,273	$—

* Includes investments in securities on loan, at value	$1,963,505	$755,721	$1,176,494	$—
** Includes deferred foreign taxes	$—	$217,366	$—	$—

See accompanying notes to financial statements.

26	Statements of Assets and Liabilities

SSGA Funds

Statements of Operations — For the Six Months Ended February 28, 2018 (Unaudited)

	SSGA Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

Investment Income
Interest income — unaffiliated issuers	$31	$17,325	$23	$1,904,795
Dividend income — unaffiliated issuers	285,106	1,027,653	2,229,411	—
Dividend income — affiliated issuers	2,122	5,322	8,726	22,721
Unaffiliated securities lending income	1,157	210	—	—
Affiliated securities lending income	3,695	34	13,417	—
Dividend income — non cash transactions	—	—	226,398	—
Foreign taxes withheld	—	(80,176)	(200,951)	—

Total investment income (loss)	292,111	970,368	2,277,024	1,927,516

Expenses
Advisory fees	111,534	326,822	1,123,253	100,517
Administration fees	7,436	21,788	74,884	16,753
Shareholder servicing fees
Class N	3,110	10,041	24,501	4,300
Distribution fees
Class N	31,806	94,132	239,684	48,380
Class A	342	68	8,595	101
Custodian fees	23,119	73,776	87,064	32,980
Trustees’ fees and expenses	11,383	11,972	16,881	11,770
Transfer agent fees	50,756	65,897	70,106	46,531
Sub-transfer agent fee
Class A	—	—	10,551	—
Class I	—	—	—	138
Registration and filing fees	37,623	29,923	28,257	27,723
Professional fees	15,974	22,351	39,057	26,644
Printing and postage fees	4,256	12,800	30,310	7,676
Insurance expense	136	443	1,493	346
Miscellaneous expenses	2,900	7,257	5,724	3,521

Total expenses	300,375	677,270	1,760,360	327,380

Expenses waived/reimbursed by the Adviser	(138,712)	(137,266)	(351,598)	(106,933)

Net expenses	161,663	540,004	1,408,762	220,447

Net investment income (loss)	130,448	430,364	868,262	1,707,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,774,295	9,239,103	13,888,575	311,095
Foreign currency transactions	—	(24,590)	120,400	—
Futures contracts	10,686	288,746	176,257	—
Swap contracts	—	—	—	53,591

Net realized gain (loss)	2,784,981	9,503,259	14,185,232	364,686

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,087,700)	(6,512,527)	(8,740,367)	(1,702,086)
Foreign currency transactions	—	(8,348)	(61,015)	—
Futures contracts	—	(119,616)	28,994	—
Swap contracts	—	—	—	(16,868)

Net change in unrealized appreciation/depreciation	(1,087,700)	(6,640,491)	(8,772,388)	(1,718,954)

Net realized and unrealized gain (loss)	1,697,281	2,862,768	5,412,844	(1,354,268)

Net Increase (Decrease) in Net Assets from Operations	$1,827,729	$3,293,132	$6,281,106	$352,801

* Includes foreign capital gain taxes	$—	$(2,986)	$—	$—

** Includes foreign deferred taxes	$—	$(217,367)	$—	$—

See accompanying notes to financial statements.

Statements of Operations	27

SSGA Funds

Statements of Changes in Net Assets

	SSGA Dynamic Small Cap Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$130,448	$157,273
Net realized gain (loss)	2,784,981	5,063,248
Net change in unrealized appreciation/depreciation	(1,087,700)	(1,620,328)

Net increase (decrease) in net assets resulting from operations	1,827,729	3,600,193

Distributions to Shareholders from:
Net investment income
Class N	(146,950)	(62,612)
Class A	(1,237)	(328)
Class I	(6,910)	(4,267)
Class K	(86)	(49)

Total distributions from net investment income	(155,183)	(67,256)

From Beneficial Interest Transactions:
Class N
Shares sold	7,766,629	3,691,398
Reinvestment of distributions	140,596	60,202
Shares redeemed	(10,193,921)	(10,934,276)

Net increase (decrease) from capital share transactions	(2,286,696)	(7,182,676)

Class A
Shares sold	19,863	196,681
Reinvestment of distributions	1,121	289
Shares redeemed	(161,823)	(32,743)

Net increase (decrease) from capital share transactions	(140,839)	164,227

Class I
Shares sold	33,447	372,158
Reinvestment of distributions	6,741	4,200
Shares redeemed	(326,661)	(966,914)

Net increase (decrease) from capital share transactions	(286,473)	(590,556)

Net increase (decrease) in net assets from beneficial interest transactions	(2,714,008)	(7,609,005)

Net increase (decrease) in net assets during the period	(1,041,462)	(4,076,068)

Net assets at beginning of period	27,160,521	31,236,589

Net Assets at End of Period	$26,119,059	$27,160,521

Undistributed (distribution in excess of) net investment income (loss)	$130,070	$154,805

Shares of Beneficial Interest:
Class N
Shares sold	159,199	84,017
Reinvestment of distributions	2,882	1,331
Shares redeemed	(210,023)	(245,423)

Net increase (decrease) from share transactions	(47,942)	(160,075)

Class A
Shares sold	418	4,401
Reinvestment of distributions	23	6
Shares redeemed	(3,337)	(737)

Net increase (decrease) from share transactions	(2,896)	3,670

Class I
Shares sold	674	8,480
Reinvestment of distributions	138	93
Shares redeemed	(6,886)	(21,585)

Net increase (decrease) from share transactions	(6,074)	(13,012)

See accompanying notes to financial statements.

28	Statements of Changes in Net Assets

	State Street Disciplined Emerging Markets Equity Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$430,364	$1,517,554
Net realized gain (loss)	9,503,259	7,940,752
Net change in unrealized appreciation/depreciation	(6,640,491)	2,953,179

Net increase (decrease) in net assets resulting from operations	3,293,132	12,411,485

Distributions to Shareholders from:
Net investment income
Class N	(1,270,354)	(1,310,113)
Class A	(831)	(1,805)
Class I	(22,991)	(19,953)
Class K	(37,749)	(38,797)

Total distributions from net investment income	(1,331,925)	(1,370,668)

Net realized gain on investments
Class N	(2,927,420)	—
Class A	(1,932)	—
Class I	(48,784)	—
Class K	(78,161)	—

Total distributions from net realized gain on investments	(3,056,297)	—

Total distributions to shareholders	(4,388,222)	(1,370,668)

From Beneficial Interest Transactions:
Class N
Shares sold	1,768,513	10,092,048
Reinvestment of distributions	4,097,594	1,279,162
Shares redeemed	(13,626,964)	(42,562,575)

Net increase (decrease) from capital share transactions	(7,760,857)	(31,191,365)

Class A
Shares sold	—	64,200
Reinvestment of distributions	2,527	661
Shares redeemed	—	(63,371)

Net increase (decrease) from capital share transactions	2,527	1,490

Class I
Shares sold	23,899	342,647
Reinvestment of distributions	66,522	18,673
Shares redeemed	(279,568)	(557,483)

Net increase (decrease) from capital share transactions	(189,147)	(196,163)

Class K
Shares sold	11,540	165,828
Reinvestment of distributions	115,666	38,728
Shares redeemed	(1,398,726)	(975,576)

Net increase (decrease) from capital share transactions	(1,271,520)	(771,020)

Net increase (decrease) in net assets from beneficial interest transactions	(9,218,997)	(32,157,058)

Contribution from Adviser (Note 4)	126,543	—

Net increase (decrease) in net assets during the period	(10,187,544)	(21,116,241)

Net assets at beginning of period	90,461,806	111,578,047

Net Assets at End of Period	$80,274,262	$90,461,806

Undistributed (distribution in excess of) net investment income (loss)	$430,004	$1,331,565

See accompanying notes to financial statements.

Statements of Changes in Net Assets	29

SSGA Funds

Statements of Changes in Net Assets

	State Street Disciplined Emerging Markets Equity Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Shares of Beneficial Interest:
Class N
Shares sold	205,041	1,344,751
Reinvestment of distributions	496,678	184,850
Shares redeemed	(1,577,227)	(5,683,268)

Net increase (decrease) from share transactions	(875,508)	(4,153,667)

Class A
Shares sold	—	9,211
Reinvestment of distributions	308	96
Shares redeemed	—	(9,211)

Net increase (decrease) from share transactions	308	96

Class I
Shares sold	2,790	43,727
Reinvestment of distributions	8,073	2,698
Shares redeemed	(32,492)	(74,444)

Net increase (decrease) from share transactions	(21,629)	(28,019)

Class K
Shares sold	1,337	22,927
Reinvestment of distributions	13,986	5,580
Shares redeemed	(156,989)	(125,275)

Net increase (decrease) from share transactions	(141,666)	(96,768)

See accompanying notes to financial statements.

30	Statements of Changes in Net Assets

	SSGA International Stock Selection Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$868,262	$6,267,445
Net realized gain (loss)	14,185,232	15,892,844
Net change in unrealized appreciation/depreciation	(8,772,388)	33,125,233

Net increase (decrease) in net assets resulting from operations	6,281,106	55,285,522

Distributions to Shareholders from:
Net investment income
Class N	(7,557,291)	(5,910,486)
Class A	(244,468)	(5,787)
Class I	(22,848)	(10,386)
Class K	(3,038,416)	(2,050,895)

Total distributions from net investment income	(10,863,023)	(7,977,554)

From Beneficial Interest Transactions:
Class N
Shares sold	7,235,502	15,545,166
Reinvestment of distributions	7,507,103	5,870,427
Shares redeemed	(20,060,305)	(70,372,858)

Net increase (decrease) from capital share transactions	(5,317,700)	(48,957,265)

Class A
Shares sold	444,833	6,055,570
Reinvestment of distributions	244,098	5,245
Shares redeemed	(286,179)	(732,706)

Net increase (decrease) from capital share transactions	402,752	5,328,109

Class I
Shares sold	1,634,863	240,944
Reinvestment of distributions	20,632	10,112
Shares redeemed	(53,584)	(170,216)

Net increase (decrease) from capital share transactions	1,601,911	80,840

Class K
Shares sold	2,730,700	12,123,284
Reinvestment of distributions	3,038,018	2,050,634
Shares redeemed	(10,171,669)	(21,989,222)

Net increase (decrease) from capital share transactions	(4,402,951)	(7,815,304)

Net increase (decrease) in net assets from beneficial interest transactions	(7,715,988)	(51,363,620)

Net increase (decrease) in net assets during the period	(12,297,905)	(4,055,652)

Net assets at beginning of period	301,070,151	305,125,803

Net Assets at End of Period	$288,772,246	$301,070,151

Undistributed (distribution in excess of) net investment income (loss)	$(3,070,238)	$6,924,523

See accompanying notes to financial statements.

Statements of Changes in Net Assets	31

SSGA Funds

Statements of Changes in Net Assets

	SSGA International Stock Selection Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Shares of Beneficial Interest:
Class N
Shares sold	601,893	1,440,835
Reinvestment of distributions	648,842	591,181
Shares redeemed	(1,678,264)	(6,554,556)

Net increase (decrease) from share transactions	(427,529)	(4,522,540)

Class A
Shares sold	37,122	606,814
Reinvestment of distributions	21,208	530
Shares redeemed	(23,773)	(67,483)

Net increase (decrease) from share transactions	34,557	539,861

Class I
Shares sold	138,838	22,512
Reinvestment of distributions	1,786	1,019
Shares redeemed	(4,404)	(16,042)

Net increase (decrease) from share transactions	136,220	7,489

Class K
Shares sold	229,159	1,147,518
Reinvestment of distributions	263,032	206,717
Shares redeemed	(848,818)	(2,066,644)

Net increase (decrease) from share transactions	(356,627)	(712,409)

See accompanying notes to financial statements.

32	Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,707,069	$3,867,210
Net realized gain (loss)	364,686	1,639,210
Net change in unrealized appreciation/depreciation	(1,718,954)	(207,307)

Net increase (decrease) in net assets resulting from operations	352,801	5,299,113

Distributions to Shareholders from:
Net investment income
Class N	(1,159,881)	(2,595,593)
Class A	(2,154)	(2,812)
Class I	(28,655)	(33,889)
Class K	(646,558)	(1,435,884)

Total distributions from net investment income	(1,837,248)	(4,068,178)

From Beneficial Interest Transactions:
Class N
Shares sold	6,932,654	20,205,165
Reinvestment of distributions	1,147,928	2,563,387
Shares redeemed	(12,806,361)	(32,483,425)

Net increase (decrease) from capital share transactions	(4,725,779)	(9,714,873)

Class A
Shares sold	7,155	225,626
Reinvestment of distributions	1,860	2,246
Shares redeemed	(13,998)	(149,981)

Net increase (decrease) from capital share transactions	(4,983)	77,891

Class I
Shares sold	198,500	648,359
Reinvestment of distributions	26,962	30,353
Shares redeemed	(210,917)	(82,904)

Net increase (decrease) from capital share transactions	14,545	595,808

Class K
Shares sold	819,488	3,734,529
Reinvestment of distributions	546,696	1,219,809
Shares redeemed	(2,912,462)	(9,255,398)

Net increase (decrease) from capital share transactions	(1,546,278)	(4,301,060)

Net increase (decrease) in net assets from beneficial interest transactions	(6,262,495)	(13,342,234)

Net increase (decrease) in net assets during the period	(7,746,942)	(12,111,299)

Net assets at beginning of period	69,979,129	82,090,428

Net Assets at End of Period	$62,232,187	$69,979,129

Undistributed (distribution in excess of) net investment income (loss)	$(72,822)	$57,357

See accompanying notes to financial statements.

Statements of Changes in Net Assets	33

SSGA Funds

Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17

Shares of Beneficial Interest:
Class N
Shares sold	915,532	2,678,198
Reinvestment of distributions	151,113	340,179
Shares redeemed	(1,696,176)	(4,321,880)

Net increase (decrease) from share transactions	(629,531)	(1,303,503)

Class A
Shares sold	940	30,063
Reinvestment of distributions	245	296
Shares redeemed	(1,830)	(19,873)

Net increase (decrease) from share transactions	(645)	10,486

Class I
Shares sold	25,949	85,301
Reinvestment of distributions	3,549	4,004
Shares redeemed	(27,819)	(10,949)

Net increase (decrease) from share transactions	1,679	78,356

Class K
Shares sold	107,879	495,477
Reinvestment of distributions	71,991	161,918
Shares redeemed	(384,388)	(1,228,268)

Net increase (decrease) from share transactions	(204,518)	(570,873)

See accompanying notes to financial statements.

34	Statements of Changes in Net Assets

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class N
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)
Net asset value, beginning of period	$45.27		$40.60	$37.26	$37.33	$31.76	$24.28

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.21		0.22	0.22	0.27	0.17	0.17
Net realized and unrealized gain (loss)	2.85		4.54	3.38	(0.14)	5.67	7.56

Total from investment operations	3.06		4.76	3.60	0.13	5.84	7.73

Voluntary contribution from Adviser	—		—	—	—	—	0.01

Distributions to shareholders from:
Net investment income	(0.24)		(0.09)	(0.26)	(0.20)	(0.27)	(0.26)

Net asset value, end of period	$48.09		$45.27	$40.60	$37.26	$37.33	$31.76

Total return(e)	6.76%		11.74%	9.72%	0.33%	18.42%	32.20	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,766		$25,482	$29,353	$22,508	$24,136	$23,509
Ratios to average net assets:
Total expenses(c)	2.03	%(f)	1.98%	2.18%	2.08%	1.82%	2.28%
Net expenses(c)	1.10	%(f)	1.10%	1.02%	1.10%	1.20%	1.25%
Net investment income (loss)(c)	0.87	%(f)	0.50%	0.58%	0.72%	0.46%	0.61%
Portfolio turnover rate	59	%(g)	94%	115%	73%	189%	147%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	35

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class A
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$45.02		$40.42	$37.21	$37.32	$37.38

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.23		0.18	0.17	0.19	(0.01)
Net realized and unrealized gain (loss)	2.83		4.50	3.33	(0.13)	(0.05)

Total from investment operations	3.06		4.68	3.50	0.06	(0.06)

Distributions to shareholders from:
Net investment income	(0.25)		(0.08)	(0.29)	(0.17)	—

Net asset value, end of period	$47.83		$45.02	$40.42	$37.21	$37.32

Total return(d)	6.78%		11.58%	9.48%	0.15%	(0.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$238		$354	$170	$10	$10
Ratios to average net assets:
Total expenses(c)	2.05	%(e)	2.09%	2.39%	2.28%	3.04	%(e)
Net expenses(c)	1.10	%(e)	1.20%	1.22%	1.30%	1.20	%(e)
Net investment income (loss)(c)	0.96	%(e)	0.40%	0.46%	0.49%	(0.17	)%(e)
Portfolio turnover rate	59	%(f)	94%	115%	73%	189	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

36	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class I
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$45.25		$40.54	$37.25	$37.33	$37.38

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.27		0.27	0.24	0.25	0.00	(d)
Net realized and unrealized gain (loss)	2.85		4.54	3.36	(0.10)	(0.05)

Total from investment operations	3.12		4.81	3.60	0.15	(0.05)

Distributions to shareholders from:
Net investment income	(0.29)		(0.10)	(0.31)	(0.23)	(0.00	)(d)

Net asset value, end of period	$48.08		$45.25	$40.54	$37.25	$37.33

Total return(e)	6.88%		11.88%	9.75%	0.40%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,102		$1,312	$1,703	$1,282	$10
Ratios to average net assets:
Total expenses(c)	1.80	%(f)	1.85%	2.14%	2.03%	2.79	%(f)
Net expenses(c)	0.85	%(f)	0.97%	0.98%	1.05%	0.95	%(f)
Net investment income (loss)(c)	1.13	%(f)	0.61%	0.65%	0.65%	0.08	%(f)
Portfolio turnover rate	59	%(g)	94%	115%	73%	189	%(g)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	37

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class K
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$45.36		$40.67	$37.33	$37.34	$37.38

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.27		0.34	0.32	0.36	0.01
Net realized and unrealized gain (loss)	2.86		4.53	3.37	(0.13)	(0.05)

Total from investment operations	3.13		4.87	3.69	0.23	(0.04)

Distributions to shareholders from:
Net investment income	(0.32)		(0.18)	(0.35)	(0.24)	—

Net asset value, end of period	$48.17		$45.36	$40.67	$37.33	$37.34

Total return(d)	6.90%		11.98%	9.97%	0.61%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13		$12	$11	$10	$10
Ratios to average net assets:
Total expenses(c)	1.80	%(e)	1.73%	1.94%	1.83%	2.62	%(e)
Net expenses(c)	0.84	%(e)	0.85%	0.78%	0.85%	0.76	%(e)
Net investment income (loss)(c)	1.13	%(e)	0.77%	0.85%	0.94%	0.26	%(e)
Portfolio turnover rate	59	%(f)	94%	115%	73%	189	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

38	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class N
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)		Year Ended 8/31/13(a)
Net asset value, beginning of period	$8.56		$7.52	$9.30	$19.22	$18.47		$18.71

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.04		0.12	0.13	0.20	0.26		0.37
Net realized and unrealized gain (loss)(d)	0.26		1.03	0.08	(3.89)	2.53		(0.28)

Total from investment operations	0.30		1.15	0.21	(3.69)	2.79		0.09

Contribution from Adviser	0.01		—	—	—	0.01		—

Distributions to shareholders from:
Net investment income	(0.13)		(0.11)	—	(0.39)	(0.44)		(0.33)
Net realized gains	(0.31)		—	(1.99)	(5.84)	(1.61)		—

Total distributions	(0.44)		(0.11)	(1.99)	(6.23)	(2.05)		(0.33)

Net asset value, end of period	$8.43		$8.56	$7.52	$9.30	$19.22		$18.47

Total return(e)	3.76	%(h)	15.58%	3.83%	(22.67)%	15.68	%(f)	0.45	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,921		$86,670	$107,308	$171,885	$495,509		$938,195
Ratios to average net assets:
Total expenses(c)	1.56	%(i)	1.65%	1.48%	1.40%	1.24%		1.26%
Net expenses(c)	1.25	%(i)	1.25%	1.21%	1.25%	1.20%		1.25%
Net investment income (loss)(c)	0.98	%(i)	1.60%	1.71%	1.54%	1.44%		1.86%
Portfolio turnover rate	23	%(j)	38%	101%	78%	89%		56%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 15.62%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41%.
(h)	If the Adviser had not made a contribution during the period ended February 28, 2018, the total return would have been 3.63%
(i)	Annualized.
(j)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	39

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class A
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$8.50		$7.48	$9.29	$19.22	$18.68

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.04		0.11	0.14	0.26	0.07
Net realized and unrealized gain (loss)(d)	0.26		1.03	0.04	(3.97)	0.46	(e)

Total from investment operations	0.30		1.14	0.18	(3.71)	0.53	(e)

Contribution from Advisor	0.01		—	—	—	0.01

Distributions to shareholders from:
Net investment income	(0.13)		(0.12)	—	(0.38)	—
Net realized gains	(0.31)		—	(1.99)	(5.84)	—

Total distributions	(0.44)		(0.12)	(1.99)	(6.22)	—

Net asset value, end of period	$8.37		$8.50	$7.48	$9.29	$19.22

Total return(f)	3.77	%(h)	15.57%	3.35%	(22.73)%	2.89	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55		$53	$46	$19	$10
Ratios to average net assets:
Total expenses(c)	1.57	%(i)	1.77%	1.69%	1.59%	1.77	%(i)
Net expenses(c)	1.25	%(i)	1.37%	1.41%	1.45%	1.36	%(i)
Net investment income (loss)(c)	0.99	%(i)	1.42%	1.88%	2.19%	2.27	%(i)
Portfolio turnover rate	23	%(j)	38%	101%	78%	89	%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.84%.
(h)	If the Adviser had not made a contribution during the period ended February 28, 2018, the total return would have been 3.65%
(i)	Annualized.
(j)	Not annualized.

See accompanying notes to financial statements.

40	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class I
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$8.57		$7.52	$9.30	$19.23	$18.68

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.05		0.14	0.14	0.20	0.07
Net realized and unrealized gain (loss)(d)	0.26		1.02	0.07	(3.88)	0.47	(e)

Total from investment operations	0.31		1.16	0.21	(3.68)	0.54	(e)

Contribution from Advisor	0.01		—	—	—	0.01

Distributions to shareholders from:
Net investment income	(0.15)		(0.11)	—	(0.41)	—
Net realized gains	(0.31)		—	(1.99)	(5.84)	—

Total distributions	(0.46)		(0.11)	(1.99)	(6.25)	—

Net asset value, end of period	$8.43		$8.57	$7.52	$9.30	$19.23

Total return(f)	3.78	%(h)	15.96%	3.70%	(22.56)%	2.94	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,290		$1,496	$1,523	$1,447	$10
Ratios to average net assets:
Total expenses(c)	1.31	%(i)	1.51%	1.46%	1.34%	1.52	%(i)
Net expenses(c)	1.00	%(i)	1.11%	1.18%	1.20%	1.12	%(i)
Net investment income (loss)(c)	1.23	%(i)	1.81%	1.80%	1.83%	2.52	%(i)
Portfolio turnover rate	23	%(j)	38%	101%	78%	89	%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.89%.
(h)	If the Adviser had not made a contribution during the period ended February 28, 2018, the total return would have been 3.65%
(i)	Annualized.
(j)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	41

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class K
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$8.60		$7.55	$9.31	$19.23	$18.68

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.05		0.15	0.20	0.23	0.08
Net realized and unrealized gain (loss)(d)	0.25		1.03	0.03	(3.89)	0.46	(e)

Total from investment operations	0.30		1.18	0.23	(3.66)	0.54	(e)

Contribution from Advisor	0.01		—	—	—	0.01

Distributions to shareholders from:
Net investment income	(0.15)		(0.13)	—	(0.42)	—
Net realized gains	(0.31)		—	(1.99)	(5.84)	—

Total distributions	(0.46)		(0.13)	(1.99)	(6.26)	—

Net asset value, end of period	$8.45		$8.60	$7.55	$9.31	$19.23

Total return(f)	3.56	%(h)	16.02%	4.07%	(22.49)%	2.94	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,008		$2,243	$2,701	$5	$10
Ratios to average net assets:
Total expenses(c)	1.29	%(i)	1.40%	1.20%	1.15%	1.42	%(i)
Net expenses(c)	1.00	%(i)	1.00%	0.92%	1.01%	0.97	%(i)
Net investment income (loss)(c)	1.14	%(i)	1.93%	2.86%	1.78%	2.65	%(i)
Portfolio turnover rate	23	%(j)	38%	101%	78%	89	%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.89%.
(h)	If the Adviser had not made a contribution during the period ended February 28, 2018, the total return would have been 3.44%
(i)	Annualized.
(j)	Not annualized.

See accompanying notes to financial statements.

42	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class N
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)
Net asset value, beginning of period	$11.81		$10.11	$10.65	$11.24	$9.90	$8.61

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.03		0.21	0.24	0.25	0.27	0.23
Net realized and unrealized gain (loss)	0.21		1.76	(0.52)	(0.74)	1.53	1.40

Total from investment operations	0.24		1.97	(0.28)	(0.49)	1.80	1.63

Distributions to shareholders from:
Net investment income	(0.43)		(0.27)	(0.26)	(0.10)	(0.46)	(0.34)

Net asset value, end of period	$11.62		$11.81	$10.11	$10.65	$11.24	$9.90

Total return(d)	2.04%		20.04%	(2.61)%	(4.31)%	18.31%	19.45	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$205,107		$213,660	$228,594	$325,556	$385,784	$368,091
Ratios to average net assets:
Total expenses(c)	1.23	%(f)	1.24%	1.26%	1.20%	1.19%	1.19%
Net expenses(c)	1.00	%(f)	1.00%	0.99%	1.00%	1.02%	1.00%
Net investment income (loss)(c)	0.52	%(f)	1.98%	2.41%	2.26%	2.46%	2.41%
Portfolio turnover rate	39	%(g)	94%	105%	60%	74%	54%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have remained 19.45%.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	43

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class A
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$11.76		$10.05	$10.64	$11.23	$11.54

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.01		0.27	0.27	0.24	0.03
Net realized and unrealized gain (loss)	0.20		1.69	(0.58)	(0.73)	(0.34)

Total from investment operations	0.21		1.96	(0.31)	(0.49)	(0.31)

Distributions to shareholders from:
Net investment income	(0.43)		(0.25)	(0.28)	(0.10)	—

Net asset value, end of period	$11.54		$11.76	$10.05	$10.64	$11.23

Total return(d)	1.85%		19.95%	(2.89)%	(4.39)%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,956		$6,679	$284	$16	$10
Ratios to average net assets:
Total expenses(c)	1.54	%(e)	1.31%	1.46%	1.40%	1.50	%(e)
Net expenses(c)	1.31	%(e)	1.07%	1.19%	1.20%	1.17	%(e)
Net investment income (loss)(c)	0.20	%(e)	2.51%	2.73%	2.16%	1.65	%(e)
Portfolio turnover rate	39	%(f)	94%	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

44	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class I
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$11.81		$10.10	$10.65	$11.24	$11.54

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.04		0.25	0.25	0.29	0.03
Net realized and unrealized gain (loss)	0.21		1.74	(0.53)	(0.76)	(0.33)

Total from investment operations	0.25		1.99	(0.28)	(0.47)	(0.30)

Distributions to shareholders from:
Net investment income	(0.46)		(0.28)	(0.27)	(0.12)	—

Net asset value, end of period	$11.60		$11.81	$10.10	$10.65	$11.24

Total return(d)	2.09%		20.23%	(2.60)%	(4.21)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,164		$594	$432	$499	$10
Ratios to average net assets:
Total expenses(c)	1.02	%(e)	1.09%	1.21%	1.16%	1.24	%(e)
Net expenses(c)	0.75	%(e)	0.85%	0.94%	0.95%	0.92	%(e)
Net investment income (loss)(c)	0.73	%(e)	2.33%	2.45%	2.61%	1.90	%(e)
Portfolio turnover rate	39	%(f)	94%	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	45

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class K
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$11.82		$10.12	$10.67	$11.24	$11.54

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.05		0.25	0.28	0.28	0.04
Net realized and unrealized gain (loss)	0.19		1.75	(0.54)	(0.73)	(0.34)

Total from investment operations	0.24		2.00	(0.26)	(0.45)	(0.30)

Distributions to shareholders from:
Net investment income	(0.46)		(0.30)	(0.29)	(0.12)	—

Net asset value, end of period	$11.60		$11.82	$10.12	$10.67	$11.24

Total return(d)	2.13%		20.25%	(2.44)%	(4.01)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,546		$80,137	$75,816	$9	$10
Ratios to average net assets:
Total expenses(c)	0.99	%(e)	0.99%	0.99%	0.96%	1.11	%(e)
Net expenses(c)	0.75	%(e)	0.75%	0.73%	0.75%	0.73	%(e)
Net investment income (loss)(c)	0.77	%(e)	2.37%	2.79%	2.54%	2.09	%(e)
Portfolio turnover rate	39	%(f)	94%	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

46	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class N
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)
Net asset value, beginning of period	$7.64		$7.50	$7.55	$8.36	$8.40	$8.36

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.19		0.39	0.40	0.42	0.47	0.49
Net realized and unrealized gain (loss)	(0.15)		0.16	(0.03)	(0.62)	0.36	0.08

Total from investment operations	0.04		0.55	0.37	(0.20)	0.83	0.57

Distributions to shareholders from:
Net investment income	(0.20)		(0.41)	(0.42)	(0.46)	(0.47)	(0.51)
Net realized gains	—		—	—	(0.15)	(0.40)	(0.02)

Total distributions	(0.20)		(0.41)	(0.42)	(0.61)	(0.87)	(0.53)

Net asset value, end of period	$7.48		$7.64	$7.50	$7.55	$8.36	$8.40

Total return(d)	0.54%		7.47%	5.21%	(2.38)%	10.49%	6.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,086		$44,765	$53,726	$75,632	$89,027	$89,257
Ratios to average net assets:
Total expenses(c)	1.06	%(e)	1.03%	1.02%	0.92%	0.78%	0.79%
Net expenses(c)	0.74	%(e)	0.74%	0.68%	0.75%	0.73%	0.75%
Net investment income (loss)(c)	5.01	%(e)	5.14%	5.48%	5.38%	5.61%	5.70%
Portfolio turnover rate	25	%(f)	56%	77%	100%	79%	112%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	47

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class A
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.65		$7.50	$7.55	$8.36	$8.41

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.19		0.39	0.38	0.41	0.07
Net realized and unrealized gain (loss)	(0.15)		0.15	(0.03)	(0.63)	(0.07)

Total from investment operations	0.04		0.54	0.35	(0.22)	—

Distributions to shareholders from:
Net investment income	(0.20)		(0.39)	(0.40)	(0.44)	(0.05)
Net realized gains	—		—	—	(0.15)	—

Total distributions	(0.20)		(0.39)	(0.40)	(0.59)	(0.05)

Net asset value, end of period	$7.49		$7.65	$7.50	$7.55	$8.36

Total return(d)	0.53%		7.36%	5.02%	(2.57)%	(0.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85		$91	$11	$9	$10
Ratios to average net assets:
Total expenses(c)	1.07	%(e)	1.08%	1.25%	1.11%	1.19	%(e)
Net expenses(c)	0.75	%(e)	0.80%	0.91%	0.94%	0.93	%(e)
Net investment income (loss)(c)	5.01	%(e)	5.15%	5.22%	5.21%	5.18	%(e)
Portfolio turnover rate	25	%(f)	56%	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

48	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class I
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.65		$7.51	$7.56	$8.36	$8.41

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.20		0.40	0.40	0.42	0.07
Net realized and unrealized gain (loss)	(0.16)		0.15	(0.03)	(0.61)	(0.07)

Total from investment operations	0.04		0.55	0.37	(0.19)	—

Distributions to shareholders from:
Net investment income	(0.21)		(0.41)	(0.42)	(0.46)	(0.05)
Net realized gains	—		—	—	(0.15)	—

Total distributions	(0.21)		(0.41)	(0.42)	(0.61)	(0.05)

Net asset value, end of period	$7.48		$7.65	$7.51	$7.56	$8.36

Total return(d)	0.53%		7.60%	5.26%	(2.22)%	(0.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$940		$948	$342	$467	$10
Ratios to average net assets:
Total expenses(c)	0.85	%(e)	0.86%	1.01%	0.87%	0.94	%(e)
Net expenses(c)	0.53	%(e)	0.57%	0.67%	0.70%	0.68	%(e)
Net investment income (loss)(c)	5.22	%(e)	5.36%	5.48%	5.42%	5.43	%(e)
Portfolio turnover rate	25	%(f)	56%	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	49

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class K
	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.64		$7.50	$7.56	$8.36	$8.41

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.20		0.41	0.39	0.45	0.07
Net realized and unrealized gain (loss)	(0.15)		0.15	(0.02)	(0.62)	(0.07)

Total from investment operations	0.05		0.56	0.37	(0.17)	—

Distributions to shareholders from:
Net investment income	(0.21)		(0.42)	(0.43)	(0.48)	(0.05)
Net realized gains	—		—	—	(0.15)	—

Total distributions	(0.21)		(0.42)	(0.43)	(0.63)	(0.05)

Net asset value, end of period	$7.48		$7.64	$7.50	$7.56	$8.36

Total return(d)	0.66%		7.73%	5.32%	(2.16)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,121		$24,175	$28,011	$9	$10
Ratios to average net assets:
Total expenses(c)	0.82	%(e)	0.79%	0.77%	0.67%	0.81	%(e)
Net expenses(c)	0.50	%(e)	0.50%	0.42%	0.50%	0.50	%(e)
Net investment income (loss)(c)	5.25	%(e)	5.39%	5.41%	5.66%	5.63	%(e)
Portfolio turnover rate	25	%(f)	56%	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

50	Financial Highlights

SSGA Funds

Notes to Financial Statements — February 28, 2018 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of February 28, 2018, the Trust consists of five (5) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

Fund	Classes	Commencement of Operations:	Diversification Classification
SSGA Dynamic Small Cap Fund	Class N Class A Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
State Street Disciplined Emerging Markets Equity Fund	Class N Class A Class I Class K	March 1, 1994 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
SSGA International Stock Selection Fund	Class N Class A Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
SSGA High Yield Bond Fund	Class N Class A Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014	Diversified

On November 20, 2017, the SSGA Enhanced Small Cap Fund was liquidated and closed.

On August 26, 2016, the Funds’ Class C Shares were converted to Class A Shares.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class N, Class I and Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements	51

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (NAV) per share or unit.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical

52	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of February 28, 2018, is disclosed in each respective Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended February 28, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at the source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or Adviser estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	53

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid annually for all Funds except for SSGA High Yield Bond Fund. The SSGA High Yield Bond Fund declares and distributes distributions to shareholders monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended February 28, 2017, the following Funds entered into futures contracts for the strategies listed below:

Fund	Strategies
SSGA Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Disciplined Emerging Markets Equity Fund	Exposing cash reserves to markets
SSGA International Stock Selection Fund	Exposing cash reserves to markets

Swaps

The SSGA High Yield Bond Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the

54	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Notes to Financial Statements	55

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

The aggregate fair value of credit default swap agreements in a net asset position as of February 28, 2018 is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the Fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of February 28, 2018, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net asset position for which the Fund is the protection seller, the Fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,500,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

The aggregate value of the collateral of the credit default swap held as of February 28, 2018 was $115,168.

Risks Associated with Derivatives

Derivative financial instruments involve, to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Certain derivatives, including some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into

56	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

swap contracts with counterparties whose creditworthiness have been recommended by SSGA FM. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of February 28, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA International Stock Selection Fund
Futures Contracts(a)	$—	$—	$—	$28,994	$—	$28,994

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Disciplined Emerging Markets Equity Fund
Futures Contracts(a)	$—	$—	$—	$(67,152)	$—	$(67,152)
SSGA High Yield Bond Fund
Swap Contracts(b)	—	—	(15,970)	—	—	(15,970)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.
(b)	Unrealized depreciation on swap contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$10,686	$—	$10,686
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts	—	—	—	288,746	—	288,746
SSGA International Stock Selection Fund
Futures Contracts	—	—	—	176,257	—	176,257
SSGA High Yield Bond Fund
Swap Contracts	—	—	53,591	—	—	53,591

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Disciplined Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$(119,616)	$—	$(119,616)

Notes to Financial Statements	57

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SSGA International Stock Selection Fund
Futures Contracts	$—	$—	$—	$28,994	$—	$28,994
SSGA High Yield Bond Fund
Swap Contracts	—	—	(16,868)	—	—	(16,868)

4.	Fees and Transactions with Affiliates

Advisory Fee

SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
SSGA Dynamic Small Cap Fund	0.75
State Street Disciplined Emerging Markets Equity Fund	0.75
SSGA International Stock Selection Fund	0.75
SSGA High Yield Bond Fund	0.30

The Adviser is contractually obligated until December 31, 2018, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:

Funds	Expense Limitations
SSGA Dynamic Small Cap Fund	0.85%
State Street Disciplined Emerging Markets Equity Fund	1.00%
SSGA International Stock Selection Fund	0.75%
SSGA High Yield Bond Fund	0.50%

This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2018 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.

The total amounts of waivers for the period ended February 28, 2018, are detailed in the following table.

Amount Waived or Reimbursed

SSGA Dynamic Small Cap Fund	$137,225
State Street Disciplined Emerging Markets Equity Fund	132,908
SSGA International Stock Selection Fund	336,622
SSGA High Yield Bond Fund	103,582

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05%

58	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

of its average daily net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2018, the total administration fees waived pursuant to the waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$1,487
State Street Disciplined Emerging Markets Equity Fund	4,358
SSGA International Stock Selection Fund	14,976
SSGA High Yield Bond Fund	3,351

For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution and Shareholder Servicing Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.

The Funds, with the exception of the State Street Disciplined Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

With respect to the Class N shares of the State Street Disciplined Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Disciplined Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Disciplined Emerging Markets Equity Fund’s average annual net assets.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2018, are disclosed in the Funds’ respective Schedules of Investments.

On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Disciplined Emerging Markets Equity Fund in connection with a portfolio matter.

Notes to Financial Statements	59

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of February 28, 2018, State Street Disciplined Emerging Markets Equity Fund and SSGA High Yield Bond Fund had cash overdrafts related to the trading of securities.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended February 28, 2018, were as follows:

	Other Securities
	Purchases	Sales

SSGA Dynamic Small Cap Fund	$17,576,466	$20,520,673
State Street Disciplined Emerging Markets Equity Fund	19,235,657	33,234,961
SSGA International Stock Selection Fund	114,668,123	137,324,902
SSGA High Yield Bond Fund	15,332,306	21,833,139

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of February 28, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$24,981,324	$2,542,111	$1,079,677	$1,462,434
State Street Disciplined Emerging Markets Equity Fund	60,650,739	21,276,039	1,785,981	19,490,058
SSGA International Stock Selection Fund	264,781,225	30,197,324	8,799,435	21,397,889
SSGA High Yield Bond Fund	60,460,899	1,360,645	773,518	587,127

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect

60	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of February 28, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received

SSGA Dynamic Small Cap Fund	$1,963,505	$295,173	$1,733,483	$2,028,656
State Street Disciplined Emerging Markets Equity Fund	755,721	565,607	254,475	820,082
SSGA International Stock Selection Fund	1,176,494	1,238,413	—	1,238,413

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2018:

			Remaining Contractual Maturity of the Agreements As of February 28, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions

SSGA Dynamic Small Cap Fund	Common Stocks	$295,173	$—	$—	$—	$295,173	$295,173
State Street Disciplined Emerging Markets Equity Fund	Common Stocks	565,607	—	—	—	565,607	565,607
SSGA International Stock Selection Fund	Common Stocks	1,238,413	—	—	—	1,238,413	1,238,413

9.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary

Notes to Financial Statements	61

SSGA Funds

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of February 28, 2018.

Interest Expense

The Funds may incur interest expense on cash overdrafts at the custodian or from the use of the line of credit. Interest expense incurred, if any, for the period ended February 28, 2018, is reflected on the Statements of Operations.

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On February 14, 2018, the Board voted to close and liquidate the SSGA High Yield Bond Fund.

62	Notes to Financial Statements

SSGA Funds

Other Information — February 28, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2017 to February 28, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA Dynamic Small Cap Fund
Class N	1.10%	$1,067.60	$5.64	$1,019.30	$5.51
Class A	1.10	1,067.80	5.64	1,019.30	5.51
Class I	0.85	1,068.80	4.36	1,020.60	4.26
Class K	0.84	1,069.00	4.31	1,020.60	4.21
State Street Disciplined Emerging Markets Equity Fund
Class N	1.25	1,037.60	6.32	1,018.60	6.26
Class A	1.25	1,037.70	6.32	1,018.60	6.26
Class I	1.00	1,037.80	5.05	1,019.80	5.01
Class K	1.00	1,035.60	5.05	1,019.80	5.01
SSGA International Stock Selection Fund
Class N	1.00	1,020.40	5.01	1,019.80	5.01
Class A	1.31	1,018.50	6.56	1,018.30	6.56
Class I	0.75	1,020.90	3.76	1,021.10	3.76
Class K	0.75	1,021.30	3.76	1,021.10	3.76
SSGA High Yield Bond Fund
Class N	0.74	1,005.40	3.68	1,021.10	3.71
Class A	0.75	1,005.30	3.73	1,021.10	3.76
Class I	0.53	1,005.30	2.64	1,022.20	2.66
Class K	0.50	1,006.60	2.49	1,022.30	2.51

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

Other Information	63

SSGA Funds

Other Information, continued — February 28, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly	Portfolio Schedule

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

64	Other Information

SSGA Funds

One Iron Street

Boston, MA 02210

(800) 997-7327

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

DST Asset Manager Solutions Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGACOMBOSAR01

Semi-Annual Report

February 28, 2018

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Semi-Annual Report

February 28, 2018 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA S&P 500 Index Fund

Portfolio Statistics — (Unaudited)

Portfolio Composition as of February 28, 2018*	% of Master Portfolio Net Assets

Common Stock
Consumer Discretionary	12.5%
Consumer Staples	7.4
Energy	5.4
Financials	14.7
Health Care	13.5
Industrials	10.1
Information Technology	24.6
Materials	2.9
Real Estate	2.6
Telecommunication Services	1.8
Utilities	2.6
Short-Term Investments	1.4

Total Investments	99.5
Other Assets in Excess of Liabilities	0.5

100.0

Futures Contracts	0.1

*	The Fund’s portfolio composition is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements and statements of the affiliated portfolio.

SSGA S&P 500 Index Fund	1

SSGA S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2018 (Unaudited)

Assets
Investment in corresponding affiliated Portfolio, at value	$1,590,587,822
Receivable for fund shares sold	1,167,500
Receivable from Adviser	113,398
Prepaid expenses and other assets	7,394

Total assets	1,591,876,114

Liabilities
Due to custodian	2,200
Payable for fund shares repurchased	5,737,681
Custodian fees payable	13,671
Administration fees payable	54,048
Shareholder servicing fee payable	29,592
Distribution fees payable	45,621
Accrued Trustees’ fees and expenses	47
Transfer agent fees payable	37,528
Professional fees payable	15,378
Printing and postage fees payable	7,996

Total liabilities	5,943,762

Net Assets	$1,585,932,352

Net Assets Consist of:
Paid-in Capital	$631,304,787
Undistributed (distribution in excess of) net investment income (loss)	13,930,678
Accumulated net realized gain (loss) on investments and futures contracts allocated from affiliated Portfolio	27,982,977
Net unrealized appreciation (depreciation) allocated from affiliated Portfolio on:
Investments	911,301,464
Futures contracts	1,412,446

Net Assets	$1,585,932,352

Net Asset Value Per Share
Net asset value per share	$38.41

Shares outstanding (unlimited amount authorized, $0.001 par value)	41,292,499

Cost of Investments:
Investments in corresponding affiliated Portfolio	$679,286,358

See accompanying notes to financial statements and statements of the affiliated portfolio.

2	Statement of Assets and Liabilities

SSGA S&P 500 Index Fund

Statement of Operations — For the Six Months Ended February 28, 2018 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from affiliated Portfolio	$141,731
Dividend income allocated from affiliated Portfolio	15,097,303
Affiliated securities lending income allocated from affiliated Portfolio	25,488
Foreign taxes withheld allocated from affiliated Portfolio	(59,628)
Expenses allocated from affiliated Portfolio	(364,768)

Total investment income (loss) allocated from portfolio	14,840,126

Expenses
Administration fees	405,190
Shareholder servicing fees	194,491
Distribution fees	299,841
Custodian fees	52,513
Trustees’ fees and expenses	8,787
Transfer agent fees	101,385
Registration and filing fees	19,210
Professional fees	135,623
Printing fees	38,801
Insurance expense	7,707
Miscellaneous expenses	6,623

Total expenses	1,270,171

Expenses waived/reimbursed by the Adviser	(362,642)

Net expenses	907,529

Net investment income (loss)	13,932,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolio on:
Investments	86,690,822
Futures contracts	2,351,864

Net realized gain (loss) allocated from affiliated Portfolio	89,042,686

Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio on:
Investments	64,165,147
Futures contracts	183,480

Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio	64,348,627

Net Realized and Unrealized Gain (Loss)	153,391,313

Net Increase (Decrease) in Net Assets from Operations	$167,323,910

See accompanying notes to financial statements and statements of the affiliated portfolio.

Statement of Operations	3

SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended 2/28/18 (Unaudited)	Year Ended 8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,932,597	$29,294,387
Net realized gain (loss)	89,042,686	88,523,543
Net change in unrealized appreciation/depreciation	64,348,627	109,465,074

Net increase (decrease) in net assets resulting from operations	167,323,910	227,283,004

Distributions to Shareholders From:
Net investment income	(8,855,762)	(28,594,164)
Net realized gains	(51,589,619)	(102,985,326)

Total distributions to shareholders	(60,445,381)	(131,579,490)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	157,943,226	272,460,669
Reinvestment of distributions	59,433,508	129,216,041
Cost of shares redeemed	(310,196,211)	(444,454,856)

Net increase (decrease) in net assets from beneficial interest transactions	(92,819,477)	(42,778,146)

Net increase (decrease) in net assets during the period	14,059,052	52,925,368

Net assets at beginning of period	1,571,873,300	1,518,947,932

Net Assets at End of Period	$1,585,932,352	$1,571,873,300

Undistributed (distribution in excess of) net investment income (loss)	$13,930,678	$8,853,843

Shares of Beneficial Interest:
Shares sold	4,146,656	7,971,017
Reinvestment of distributions	1,584,690	3,889,147
Shares redeemed	(8,118,975)	(13,048,670)

Net increase (decrease)	(2,387,629)	(1,188,506)

See accompanying notes to financial statements and statements of the affiliated portfolio.

4	Statements of Changes in Net Assets

SSGA S&P 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Six Months Ended 2/28/18 (Unaudited)		Year Ended 8/31/17		Year Ended 8/31/16		Year Ended 8/31/15		Year Ended 8/31/14(b)	Year Ended 8/31/13(b)
Net asset value, beginning of period	$35.99		$33.85		$31.40		$32.23		$26.57	$23.18

Income (loss) from investment operations:
Net investment income (loss)(c)	0.32	(d)(e)	0.66	(d)(e)	0.66	(d)	0.61	(e)	0.56	0.52
Net realized and unrealized gain (loss)	3.50		4.47		3.10		(0.46)		5.96	3.67

Total from investment operations	3.82		5.13		3.76		0.15		6.52	4.19

Distributions to shareholders from:
Net investment income	(0.20)		(0.64)		(0.65)		(0.60)		(0.54)	(0.50)
Net realized gains	(1.20)		(2.35)		(0.66)		(0.38)		(0.32)	(0.30)

Total distributions	(1.40)		(2.99)		(1.31)		(0.98)		(0.86)	(0.80)

Net asset value, end of period	$38.41		$35.99		$33.85		$31.40		$32.23	$26.57

Total return(f)	10.72%		16.06%		12.38%		0.36%		24.98%	18.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,585,932		$1,571,873		$1,518,948		$1,532,049		$1,508,573	$1,221,928
Ratios to average net assets:
Total expenses	0.20	%(g)	0.20%		0.20%		0.16%		0.15%	0.17%
Net expenses	0.16	%(d)(e)(g)	0.16	%(d)(e)	0.15	%(d)(e)	0.16	%(e)	0.15%	0.17%
Net investment income (loss)	1.72	%(d)(e)(g)	1.91	%(d)(e)	2.03	%(d)(e)	1.88	%(e)	1.88%	2.08%
Portfolio turnover rate(h)	1	%(i)	3%		6%		2%		2%	2%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(c)	Average daily shares outstanding were used for this calculation.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
(e)	Reflects amounts waived by the administrator.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Portfolio turnover rate is from the Portfolio.
(i)	Not annualized.

See accompanying notes to financial statements and statements of the affiliated portfolio.

Financial Highlights	5

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements — February 28, 2018 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of February 28, 2018, the Trust consists of five (5) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations:	Diversification Classification
SSGA S&P 500 Index Fund	Class N	December 30, 1992	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in State Street Equity 500 Index Portfolio (the “Portfolio”), a separate series of the State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (99.99% at February 28, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of February 28, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

6	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. As compensation for the Adviser’s services to the Portfolio as investment adviser and State Street’s services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio is obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.

The Adviser is contractually obligated until December 31, 2018 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2018 except with the approval of the Fund’s Board. During the period ended February 28, 2018, SSGA FM agreed to waive fees of $281,604.

Administrator, Sub-Administrator, and Custodian Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2018, SSGA FM waived fees in the amount of $81,038.

For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution and Shareholder Servicing Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Notes to Financial Statements	7

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.

Due to Custodian

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund. As of February 28, 2018, the Fund has a cash overdraft related to investment expense payments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of February 28, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA S&P 500 Index Fund	$803,279,328	$788,720,940	$—	$788,720,940

6.	Risks

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

8	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2018 (Unaudited)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	9

SSGA S&P 500 Index Fund

Other Information — February 28, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2017 to February 28, 2018.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA S&P 500 Index Fund(b)	0.16%	$1,107.20	$0.84	$1,024.00	$0.80

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in its Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

10	Other Information

SSGA S&P 500 Index Fund

Other Information — February 28, 2018 (Unaudited), continued

Proxy Voting Policies and Procedures and Record

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	11

SSGA S&P 500 Index Fund

One Iron Street

Boston, MA 02210

(800) 997-7327

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

DST Asset Manager Solutions Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor:    State Street Global Advisors Funds Distributors, LLC member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

February 28, 2018

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

February 28, 2018 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition as of February 28, 2018	% of Net Assets

Common Stocks	98.1%
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	0.5

Total	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of February 28, 2018	% of Net Assets

Information Technology	24.6%
Financials	14.7
Health Care	13.5
Consumer Discretionary	12.5
Industrials	10.1

Total	75.4%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

State Street Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.1%
Consumer Discretionary - 12.5%
Advance Auto Parts, Inc.	5,500	$628,375
Amazon.com, Inc. (a)	26,902	40,687,930
Aptiv PLC	17,781	1,623,939
AutoZone, Inc. (a)	1,888	1,254,991
Best Buy Co., Inc.	18,413	1,333,838
Booking Holdings, Inc. (a)	3,308	6,728,604
BorgWarner, Inc.	13,223	648,985
CarMax, Inc. (a)(b)	13,197	817,158
Carnival Corp.	27,049	1,809,849
CBS Corp. Class B	23,118	1,224,560
Charter Communications, Inc. Class A (a)	12,900	4,410,897
Chipotle Mexican Grill, Inc. (a)(b)	1,614	513,914
Comcast Corp. Class A	312,130	11,302,227
D.R. Horton, Inc.	22,479	941,870
Darden Restaurants, Inc.	8,117	748,306
Discovery Communications, Inc. Class A (a)(b)	12,597	306,359
Discovery Communications, Inc. Class C (a)(b)	13,397	307,863
DISH Network Corp. Class A (a)	17,000	708,730
Dollar General Corp.	17,287	1,635,177
Dollar Tree, Inc. (a)	15,782	1,619,865
Expedia, Inc.	7,923	833,262
Foot Locker, Inc.	10,100	463,691
Ford Motor Co.	265,760	2,819,714
Gap, Inc.	15,364	485,195
Garmin, Ltd.	6,260	370,842
General Motors Co.	87,877	3,457,960
Genuine Parts Co.	9,220	846,765
Goodyear Tire & Rubber Co.	14,413	417,112
H&R Block, Inc.	16,351	414,171
Hanesbrands, Inc. (b)	23,400	453,960
Harley-Davidson, Inc. (b)	12,385	562,031
Hasbro, Inc.	7,628	729,008
Hilton Worldwide Holdings, Inc.	13,700	1,106,823
Home Depot, Inc.	78,210	14,255,337
Interpublic Group of Cos., Inc.	23,128	541,195
Kohl’s Corp.	12,388	818,723
L Brands, Inc. (b)	17,746	875,410
Leggett & Platt, Inc.	9,844	427,820
Lennar Corp. Class A	15,425	872,747
LKQ Corp. (a)	20,800	821,184
Lowe’s Cos., Inc.	56,012	5,018,115
Macy’s, Inc. (b)	17,561	516,469
Marriott International, Inc. Class A	20,952	2,958,632
Mattel, Inc. (b)	27,743	441,114
McDonald’s Corp.	53,415	8,425,682
MGM Resorts International	35,300	1,208,319
Michael Kors Holdings, Ltd. (a)	11,686	735,400
Mohawk Industries, Inc. (a)	4,569	1,096,012
Netflix, Inc. (a)	29,296	8,536,269

Security Description	Shares	Value
Newell Brands, Inc.	34,450	$885,021
News Corp. Class A	28,814	464,770
News Corp. Class B	7,500	123,000
NIKE, Inc. Class B	88,302	5,918,883
Nordstrom, Inc. (b)	7,756	397,960
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	734,010
O’Reilly Automotive, Inc. (a)	5,620	1,372,348
Omnicom Group, Inc. (b)	14,950	1,139,639
PulteGroup, Inc.	19,543	548,572
PVH Corp.	4,751	685,474
Ralph Lauren Corp.	4,136	437,754
Ross Stores, Inc.	25,044	1,955,686
Royal Caribbean Cruises, Ltd.	11,300	1,430,580
Scripps Networks Interactive, Inc. Class A	6,863	616,709
Signet Jewelers, Ltd.	5,100	256,428
Starbucks Corp.	95,592	5,458,303
Tapestry, Inc.	19,000	967,290
Target Corp.	36,444	2,748,242
Tiffany & Co.	6,581	664,944
Time Warner, Inc.	52,180	4,850,653
TJX Cos., Inc.	43,775	3,619,317
Tractor Supply Co.	9,774	634,626
TripAdvisor, Inc. (a)(b)	9,015	361,321
Twenty-First Century Fox, Inc. Class A	71,809	2,644,007
Twenty-First Century Fox, Inc. Class B	28,600	1,041,612
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	732,060
Under Armour, Inc. Class A (a)(b)	14,376	238,354
Under Armour, Inc. Class C (a)(b)	14,478	217,894
VF Corp.	21,928	1,635,171
Viacom, Inc. Class B	24,341	811,529
Walt Disney Co.	102,293	10,552,546
Whirlpool Corp.	4,559	740,518
Wyndham Worldwide Corp.	6,246	723,162
Wynn Resorts, Ltd.	5,859	981,383
Yum! Brands, Inc.	21,690	1,765,132

		198,117,297

Consumer Staples - 7.4%
Altria Group, Inc.	127,870	8,049,416
Archer-Daniels-Midland Co.	39,892	1,656,316
British American Tobacco PLC ADR	1	59
Brown-Forman Corp. Class B	12,022	839,015
Campbell Soup Co. (b)	14,083	606,273
Church & Dwight Co., Inc.	17,800	875,582
Clorox Co.	8,179	1,055,745
Coca-Cola Co.	260,422	11,255,439
Colgate-Palmolive Co.	58,279	4,019,503
Conagra Brands, Inc.	26,151	944,836

See accompanying notes to schedule of investments.

2	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Constellation Brands, Inc. Class A	11,376	$2,451,300
Costco Wholesale Corp.	29,334	5,599,861
Coty, Inc. Class A (b)	28,940	559,121
CVS Health Corp.	67,027	4,539,739
Dr. Pepper Snapple Group, Inc.	11,903	1,383,724
Estee Lauder Cos., Inc. Class A	14,963	2,071,478
General Mills, Inc.	37,022	1,871,462
Hershey Co.	10,415	1,023,378
Hormel Foods Corp. (b)	15,998	519,295
J.M. Smucker Co.	7,355	928,936
Kellogg Co. (b)	17,307	1,145,723
Kimberly-Clark Corp.	23,273	2,581,441
Kraft Heinz Co.	41,051	2,752,469
Kroger Co.	57,410	1,556,959
McCormick & Co., Inc.	8,061	860,754
Molson Coors Brewing Co. Class B	13,609	1,037,686
Mondelez International, Inc. Class A	99,294	4,359,007
Monster Beverage Corp. (a)	27,287	1,729,177
PepsiCo, Inc.	96,338	10,571,169
Philip Morris International, Inc.	105,187	10,892,114
Procter & Gamble Co.	170,613	13,396,533
Sysco Corp.	32,435	1,934,748
Tyson Foods, Inc. Class A	19,191	1,427,427
Walgreens Boots Alliance, Inc.	59,113	4,072,294
Walmart, Inc.	98,199	8,838,892

		117,406,871

Energy - 5.4%
Anadarko Petroleum Corp.	36,444	2,078,766
Andeavor	10,249	918,515
Apache Corp.	24,970	852,726
Baker Hughes a GE Co.	30,594	807,682
Cabot Oil & Gas Corp.	33,722	814,724
Chesapeake Energy Corp. (a)(b)	45,894	129,421
Chevron Corp.	127,234	14,240,029
Cimarex Energy Co.	6,942	667,057
Concho Resources, Inc. (a)	9,900	1,492,920
ConocoPhillips	79,403	4,312,377
Devon Energy Corp.	34,550	1,059,648
EOG Resources, Inc.	39,563	4,012,479
EQT Corp.	17,743	892,650
Exxon Mobil Corp.	285,472	21,621,649
Halliburton Co.	58,767	2,727,964
Helmerich & Payne, Inc.	7,974	514,722
Hess Corp.	16,544	751,428
Kinder Morgan, Inc.	130,576	2,115,331
Marathon Oil Corp.	55,089	799,892
Marathon Petroleum Corp.	33,202	2,126,920
National Oilwell Varco, Inc.	26,341	924,306
Newfield Exploration Co. (a)	15,685	365,931
Noble Energy, Inc.	32,895	981,258
Occidental Petroleum Corp.	52,235	3,426,616
ONEOK, Inc.	27,904	1,571,832

Security Description	Shares	Value
Phillips 66	27,392	$2,475,415
Pioneer Natural Resources Co.	11,524	1,961,731
Range Resources Corp. (b)	14,541	193,250
Schlumberger, Ltd.	93,593	6,143,445
TechnipFMC PLC	29,109	838,921
Valero Energy Corp.	29,986	2,711,334
Williams Cos., Inc.	57,910	1,607,582

		86,138,521

Financials - 14.7%
Affiliated Managers Group, Inc.	3,376	639,279
Aflac, Inc.	25,937	2,305,280
Allstate Corp.	24,367	2,248,099
American Express Co.	47,852	4,666,048
American International Group, Inc.	60,132	3,447,969
Ameriprise Financial, Inc.	9,463	1,480,392
Aon PLC	16,982	2,382,914
Arthur J Gallagher & Co.	12,000	829,320
Assurant, Inc.	3,946	337,265
Bank of America Corp.	653,466	20,976,259
Bank of New York Mellon Corp.	67,591	3,854,715
BB&T Corp.	53,139	2,888,105
Berkshire Hathaway, Inc. Class B (a)	129,719	26,877,777
BlackRock, Inc.	8,218	4,515,216
Brighthouse Financial, Inc. (a)	7,075	383,960
Capital One Financial Corp.	32,368	3,169,798
Cboe Global Markets, Inc.	8,200	918,482
Charles Schwab Corp.	79,189	4,198,601
Chubb, Ltd.	30,841	4,376,955
Cincinnati Financial Corp.	9,205	686,601
Citigroup, Inc.	177,093	13,368,750
Citizens Financial Group, Inc.	34,200	1,487,358
CME Group, Inc.	23,192	3,853,583
Comerica, Inc.	11,017	1,071,073
Discover Financial Services	23,777	1,874,341
E*TRADE Financial Corp. (a)	16,989	887,335
Everest Re Group, Ltd.	2,700	648,648
Fifth Third Bancorp	46,254	1,528,695
Franklin Resources, Inc.	22,151	856,579
Goldman Sachs Group, Inc.	23,688	6,228,286
Hartford Financial Services Group, Inc.	24,930	1,317,550
Huntington Bancshares, Inc.	75,965	1,192,650
Intercontinental Exchange, Inc.	39,625	2,895,795
Invesco, Ltd.	28,289	920,524
JPMorgan Chase & Co.	233,972	27,023,766
KeyCorp	71,879	1,518,803
Leucadia National Corp.	23,809	571,178
Lincoln National Corp.	14,310	1,089,993
Loews Corp.	20,312	1,001,991
M&T Bank Corp.	9,834	1,866,886
Marsh & McLennan Cos., Inc.	35,034	2,908,523
MetLife, Inc.	72,626	3,354,595
Moody’s Corp.	11,034	1,841,354

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Morgan Stanley	93,255	$5,224,145
Nasdaq, Inc.	6,925	559,194
Navient Corp.	16,541	214,371
Northern Trust Corp.	14,710	1,557,348
People’s United Financial, Inc.	22,434	429,387
PNC Financial Services Group, Inc.	31,642	4,988,678
Principal Financial Group, Inc.	18,426	1,148,493
Progressive Corp.	37,852	2,179,518
Prudential Financial, Inc.	29,037	3,087,214
Raymond James Financial, Inc.	9,600	890,016
Regions Financial Corp.	76,243	1,479,877
S&P Global, Inc.	17,498	3,356,116
State Street Corp. (c)	25,847	2,743,659
SunTrust Banks, Inc.	32,182	2,247,591
Synchrony Financial	49,771	1,811,167
T Rowe Price Group, Inc.	16,720	1,870,968
Torchmark Corp.	6,384	545,002
Travelers Cos., Inc.	18,098	2,515,622
Unum Group	14,124	719,759
US Bancorp	106,330	5,780,099
Wells Fargo & Co.	298,346	17,426,390
Willis Towers Watson PLC	9,479	1,496,734
XL Group, Ltd.	15,420	652,420
Zions Bancorp	12,058	662,828

		234,077,887

Health Care - 13.5%
Abbott Laboratories	117,649	7,097,764
AbbVie, Inc.	107,963	12,505,354
Aetna, Inc.	21,515	3,809,446
Agilent Technologies, Inc.	22,475	1,541,560
Alexion Pharmaceuticals, Inc. (a)	14,427	1,694,451
Align Technology, Inc. (a)	5,000	1,312,600
Allergan PLC	22,926	3,535,648
AmerisourceBergen Corp.	10,552	1,004,128
Amgen, Inc.	49,191	9,039,830
Anthem, Inc.	16,919	3,982,394
Baxter International, Inc.	33,770	2,289,268
Becton Dickinson and Co.	17,677	3,924,648
Biogen, Inc. (a)	14,047	4,059,443
Boston Scientific Corp. (a)	93,577	2,550,909
Bristol-Myers Squibb Co.	110,612	7,322,514
Cardinal Health, Inc.	20,924	1,448,150
Celgene Corp. (a)	52,865	4,605,599
Centene Corp. (a)	11,700	1,186,614
Cerner Corp. (a)	22,263	1,428,394
Cigna Corp.	16,911	3,312,696
Cooper Cos., Inc.	3,300	760,716
Danaher Corp.	41,678	4,075,275
DaVita, Inc. (a)	11,472	826,213
DENTSPLY SIRONA, Inc.	14,366	805,358
Edwards Lifesciences Corp. (a)	14,190	1,896,777
Eli Lilly & Co.	64,557	4,972,180
Envision Healthcare Corp. (a)(b)	9,118	351,043

Security Description	Shares	Value
Express Scripts Holding Co. (a)	38,447	$2,900,826
Gilead Sciences, Inc.	88,346	6,955,481
HCA Healthcare, Inc.	18,600	1,846,050
Henry Schein, Inc. (a)	11,000	728,090
Hologic, Inc. (a)	17,600	683,408
Humana, Inc.	9,517	2,586,911
IDEXX Laboratories, Inc. (a)	6,100	1,142,103
Illumina, Inc. (a)	9,900	2,257,398
Incyte Corp. (a)	11,900	1,013,404
Intuitive Surgical, Inc. (a)	7,456	3,179,611
IQVIA Holdings, Inc. (a)	10,000	983,300
Johnson & Johnson	181,041	23,513,605
Laboratory Corp. of America Holdings (a)	6,447	1,113,397
McKesson Corp.	14,631	2,183,384
Medtronic PLC	91,604	7,318,244
Merck & Co., Inc.	185,198	10,041,436
Mettler-Toledo International, Inc. (a)	1,800	1,109,196
Mylan NV (a)	34,707	1,399,386
Patterson Cos., Inc. (b)	6,459	203,975
PerkinElmer, Inc.	7,032	536,823
Perrigo Co. PLC	9,814	799,448
Pfizer, Inc.	399,348	14,500,326
Quest Diagnostics, Inc.	8,458	871,597
Regeneron Pharmaceuticals, Inc. (a)	5,158	1,652,830
ResMed, Inc.	10,400	990,808
Stryker Corp.	22,195	3,599,141
Thermo Fisher Scientific, Inc.	26,612	5,550,731
UnitedHealth Group, Inc.	64,922	14,682,760
Universal Health Services, Inc. Class B	5,300	605,260
Varian Medical Systems, Inc. (a)	6,031	719,740
Vertex Pharmaceuticals, Inc. (a)	17,148	2,847,082
Waters Corp. (a)	5,415	1,108,126
Zimmer Biomet Holdings, Inc.	13,427	1,560,889
Zoetis, Inc.	31,928	2,581,698

		215,105,436

Industrials - 10.1%
3M Co.	40,043	9,430,527
Acuity Brands, Inc.	3,000	427,740
Alaska Air Group, Inc.	9,000	580,500
Allegion PLC	5,437	457,306
American Airlines Group, Inc.	28,100	1,524,425
AMETEK, Inc.	15,701	1,189,194
AO Smith Corp.	10,800	693,252
Arconic, Inc.	28,263	689,335
Boeing Co.	37,924	13,736,452
C.H. Robinson Worldwide, Inc. (b)	9,582	894,576
Caterpillar, Inc.	40,055	6,193,705
Cintas Corp.	5,722	976,517
CSX Corp.	61,559	3,306,949

See accompanying notes to schedule of investments.

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Cummins, Inc.	10,744	$1,806,818
Deere & Co.	22,054	3,547,827
Delta Air Lines, Inc.	44,766	2,412,887
Dover Corp.	10,545	1,055,555
Eaton Corp. PLC	29,999	2,420,919
Emerson Electric Co.	43,369	3,081,801
Equifax, Inc.	8,395	948,635
Expeditors International of Washington, Inc.	11,844	769,386
Fastenal Co. (b)	20,242	1,107,642
FedEx Corp.	16,350	4,028,803
Flowserve Corp.	9,555	404,654
Fluor Corp.	10,956	623,396
Fortive Corp.	19,739	1,515,955
Fortune Brands Home & Security, Inc.	10,100	612,666
General Dynamics Corp.	18,889	4,201,858
General Electric Co.	581,149	8,200,012
Harris Corp.	8,598	1,342,578
Honeywell International, Inc.	51,603	7,797,729
Huntington Ingalls Industries, Inc.	3,200	838,432
IHS Markit, Ltd. (a)	23,400	1,100,970
Illinois Tool Works, Inc.	20,871	3,369,414
Ingersoll-Rand PLC	16,716	1,484,381
Jacobs Engineering Group, Inc.	7,057	430,900
JB Hunt Transport Services, Inc.	5,500	652,135
Johnson Controls International PLC	63,093	2,326,239
Kansas City Southern	7,004	721,692
L3 Technologies, Inc.	5,365	1,113,506
Lockheed Martin Corp.	16,790	5,917,468
Masco Corp.	21,639	889,796
Nielsen Holdings PLC	23,375	762,726
Norfolk Southern Corp.	19,568	2,721,517
Northrop Grumman Corp.	11,986	4,195,579
PACCAR, Inc.	23,635	1,692,030
Parker-Hannifin Corp.	9,214	1,644,423
Pentair PLC	11,791	809,924
Quanta Services, Inc. (a)	11,593	399,263
Raytheon Co.	19,136	4,162,271
Republic Services, Inc.	15,814	1,062,385
Robert Half International, Inc.	9,374	534,974
Rockwell Automation, Inc.	8,379	1,514,923
Rockwell Collins, Inc.	10,800	1,487,376
Roper Technologies, Inc.	6,835	1,880,240
Snap-on, Inc.	3,572	568,734
Southwest Airlines Co.	37,227	2,153,210
Stanley Black & Decker, Inc.	10,650	1,695,374
Stericycle, Inc. (a)	6,604	413,873
Textron, Inc.	17,106	1,023,794
TransDigm Group, Inc. (b)	3,400	980,254
Union Pacific Corp.	53,138	6,921,224
United Continental Holdings, Inc. (a)	17,400	1,179,546
United Parcel Service, Inc. Class B	46,155	4,819,044
United Rentals, Inc. (a)	6,100	1,068,049
United Technologies Corp.	50,127	6,754,112

Security Description	Shares	Value
Verisk Analytics, Inc. (a)	10,300	$1,052,557
W.W. Grainger, Inc.	3,212	840,099
Waste Management, Inc.	26,404	2,279,193
Xylem, Inc.	11,434	852,748

		160,293,974

Information Technology - 24.6%
Accenture PLC Class A	41,282	6,646,815
Activision Blizzard, Inc.	52,000	3,802,760
Adobe Systems, Inc. (a)	33,313	6,966,748
Advanced Micro Devices, Inc. (a)(b)	57,800	699,958
Akamai Technologies, Inc. (a)	12,634	852,290
Alliance Data Systems Corp.	3,504	844,324
Alphabet, Inc. Class A (a)	20,123	22,214,182
Alphabet, Inc. Class C (a)	20,345	22,475,732
Amphenol Corp. Class A	20,580	1,880,806
Analog Devices, Inc.	23,970	2,160,895
ANSYS, Inc. (a)	5,600	895,664
Apple, Inc.	345,364	61,516,236
Applied Materials, Inc.	73,353	4,224,399
Autodesk, Inc. (a)	14,270	1,676,297
Automatic Data Processing, Inc.	30,565	3,524,756
Broadcom, Ltd.	27,435	6,761,630
CA, Inc.	19,459	683,011
Cadence Design Systems, Inc. (a)	20,400	790,908
Cars.com, Inc. (a)	1	27
Cisco Systems, Inc.	331,229	14,832,435
Citrix Systems, Inc. (a)	9,478	871,976
Cognizant Technology Solutions Corp. Class A	39,827	3,266,611
Corning, Inc.	56,850	1,653,198
CSRA, Inc.	9,732	394,438
DXC Technology Co.	19,291	1,978,099
eBay, Inc. (a)	65,658	2,814,102
Electronic Arts, Inc. (a)	20,121	2,488,968
F5 Networks, Inc. (a)	3,759	558,287
Facebook, Inc. Class A (a)	160,807	28,675,104
Fidelity National Information Services, Inc.	22,386	2,175,471
Fiserv, Inc. (a)	13,842	1,984,804
FLIR Systems, Inc.	8,239	404,535
Gartner, Inc. (a)	6,700	759,847
Global Payments, Inc.	11,275	1,278,472
Hewlett Packard Enterprise Co.	104,163	1,936,390
HP, Inc.	112,063	2,621,154
Intel Corp.	313,620	15,458,330
International Business Machines Corp.	57,747	8,998,715
Intuit, Inc.	16,126	2,690,784
Juniper Networks, Inc.	27,844	714,477
KLA-Tencor Corp.	9,873	1,118,710
Lam Research Corp.	10,681	2,049,257
Mastercard, Inc. Class A	62,749	11,028,764

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Microchip Technology, Inc. (b)	16,206	$1,441,200
Micron Technology, Inc. (a)	76,928	3,754,856
Microsoft Corp.	518,777	48,645,719
Motorola Solutions, Inc.	10,428	1,106,932
NetApp, Inc.	16,843	1,019,844
NVIDIA Corp.	41,112	9,949,104
Oracle Corp.	204,470	10,360,495
Paychex, Inc.	21,131	1,376,262
PayPal Holdings, Inc. (a)	75,858	6,023,884
Qorvo, Inc. (a)	7,600	613,396
QUALCOMM, Inc.	99,585	6,473,025
Red Hat, Inc. (a)	12,530	1,846,922
salesforce.com, Inc. (a)	45,505	5,289,956
Seagate Technology PLC	18,476	986,618
Skyworks Solutions, Inc.	11,800	1,289,150
Symantec Corp.	39,403	1,035,905
Synopsys, Inc. (a)	9,400	795,898
TE Connectivity, Ltd.	22,949	2,365,812
Texas Instruments, Inc.	66,606	7,216,760
Total System Services, Inc.	10,899	958,567
VeriSign, Inc. (a)(b)	5,320	617,226
Visa, Inc. Class A	121,540	14,942,128
Western Digital Corp.	19,506	1,697,802
Western Union Co.	27,940	553,771
Xerox Corp.	15,823	479,753
Xilinx, Inc.	16,042	1,142,992

		391,354,343

Materials - 2.9%
Air Products & Chemicals, Inc.	14,907	2,396,896
Albemarle Corp. (b)	7,100	713,053
Avery Dennison Corp.	6,518	770,102
Ball Corp.	25,716	1,027,354
CF Industries Holdings, Inc.	16,730	689,945
DowDuPont, Inc.	158,432	11,137,770
Eastman Chemical Co.	8,972	906,890
Ecolab, Inc.	17,165	2,239,174
FMC Corp.	8,622	676,655
Freeport-McMoRan, Inc. (a)	90,364	1,680,770
International Flavors & Fragrances, Inc.	5,880	830,550
International Paper Co.	27,508	1,639,202
LyondellBasell Industries NV Class A	22,052	2,386,467
Martin Marietta Materials, Inc.	4,055	826,936
Monsanto Co.	29,994	3,700,360
Mosaic Co.	20,816	547,877
Newmont Mining Corp.	36,973	1,412,369
Nucor Corp.	21,906	1,432,652
Packaging Corp. of America	6,900	822,480
PPG Industries, Inc.	17,288	1,943,863
Praxair, Inc.	19,600	2,935,100
Sealed Air Corp.	11,269	477,468
Sherwin-Williams Co.	5,587	2,243,627

Security Description	Shares	Value
Vulcan Materials Co.	8,390	$987,755
WestRock Co.	16,448	1,081,620

		45,506,935

Real Estate - 2.6%
Alexandria Real Estate Equities, Inc. REIT	6,700	812,777
American Tower Corp. REIT	29,282	4,079,861
Apartment Investment & Management Co. Class A REIT	11,865	458,701
AvalonBay Communities, Inc. REIT	9,729	1,517,919
Boston Properties, Inc. REIT	9,821	1,167,422
CBRE Group, Inc. Class A (a)	21,708	1,014,849
Crown Castle International Corp. REIT	26,642	2,932,218
Digital Realty Trust, Inc. REIT	13,300	1,338,512
Duke Realty Corp. REIT	26,000	644,020
Equinix, Inc. REIT	5,338	2,093,030
Equity Residential REIT	24,138	1,357,280
Essex Property Trust, Inc. REIT	4,455	997,163
Extra Space Storage, Inc. REIT	9,500	807,975
Federal Realty Investment Trust REIT	5,400	615,276
GGP, Inc. REIT	42,942	909,082
HCP, Inc. REIT	32,677	707,130
Host Hotels & Resorts, Inc. REIT	54,259	1,007,047
Iron Mountain, Inc. REIT	18,074	568,608
Kimco Realty Corp. REIT	32,916	492,423
Macerich Co. REIT	8,645	509,536
Mid-America Apartment Communities, Inc. REIT	6,900	592,158
Prologis, Inc. REIT	36,247	2,199,468
Public Storage REIT	10,152	1,973,955
Realty Income Corp. REIT	19,800	973,764
Regency Centers Corp. REIT	10,899	633,341
SBA Communications Corp. REIT (a)	7,700	1,210,979
Simon Property Group, Inc. REIT	21,435	3,290,487
SL Green Realty Corp. REIT	6,100	591,212
UDR, Inc. REIT	20,100	675,762
Ventas, Inc. REIT	23,803	1,150,161
Vornado Realty Trust REIT	10,446	694,346
Welltower, Inc. REIT	23,881	1,253,752
Weyerhaeuser Co. REIT	49,998	1,751,430

		41,021,644

Telecommunication Services - 1.8%
AT&T, Inc.	411,418	14,934,474
CenturyLink, Inc.	67,987	1,201,330
Verizon Communications, Inc.	273,151	13,040,229

		29,176,033

Utilities - 2.6%
AES Corp.	49,859	541,967
Alliant Energy Corp.	14,700	568,155

See accompanying notes to schedule of investments.

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

Security Description	Shares	Value

Ameren Corp.	16,456	$893,561
American Electric Power Co., Inc.	33,143	2,173,518
American Water Works Co., Inc.	12,300	976,128
CenterPoint Energy, Inc.	26,535	717,772
CMS Energy Corp.	18,801	798,102
Consolidated Edison, Inc.	21,500	1,610,135
Dominion Energy, Inc.	44,368	3,286,338
DTE Energy Co.	11,439	1,152,822
Duke Energy Corp.	46,791	3,525,234
Edison International	21,305	1,290,870
Entergy Corp.	12,200	925,004
Eversource Energy	22,043	1,256,451
Exelon Corp.	64,459	2,387,561
FirstEnergy Corp.	32,229	1,041,964
NextEra Energy, Inc.	31,457	4,786,183
NiSource, Inc.	23,078	533,794
NRG Energy, Inc.	22,498	581,798
PG&E Corp.	33,712	1,385,226
Pinnacle West Capital Corp.	6,556	504,550
PPL Corp.	44,756	1,282,259
Public Service Enterprise Group, Inc.	33,936	1,643,520
SCANA Corp.	11,501	456,245
Sempra Energy	17,624	1,920,664
Southern Co.	69,084	2,974,757
WEC Energy Group, Inc.	20,287	1,215,597
Xcel Energy, Inc.	33,700	1,458,536

		41,888,711

Total Common Stocks (Cost $451,924,843)		1,560,087,652

Security Description	Shares	Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.34% (d)(e)	20,230,967	$20,230,967
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	1,671,844	1,671,844

		21,902,811

Total Short-Term Investments (Cost $21,902,811)		21,902,811

Total Investments - 99.5% (Cost $473,827,654)		1,581,990,463

Other Assets in Excess of Liabilities - 0.5%		8,598,719

Net Assets - 100.0%		$1,590,589,182

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2018.
(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 28, 2018, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	03/16/2018	233	30,937,595	$31,622,760	$685,165

During the period ended February 28, 2018, average notional value related to futures contracts was $31,415,643 or 2% of net assets.

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of February 28, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$198,117,297	$—	$—	$198,117,297
Consumer Staples	117,406,871	—	—	117,406,871
Energy	86,138,521	—	—	86,138,521
Financials	234,077,887	—	—	234,077,887
Health Care	215,105,436	—	—	215,105,436
Industrials	160,293,974	—	—	160,293,974
Information Technology	391,354,343	—	—	391,354,343
Materials	45,506,935	—	—	45,506,935
Real Estate	41,021,644	—	—	41,021,644
Telecommunication Services	29,176,033	—	—	29,176,033
Utilities	41,888,711	—	—	41,888,711
Short-Term Investments
Money Market Funds	21,902,811	—	—	21,902,811

Total Investments	$1,581,990,463	$—	$—	$1,581,990,463

Other Financial Instruments:
Futures Contracts(a)	685,165	—	—	685,165

Total Investments and Other Financial Instruments	$1,582,675,628	$—	$—	$1,582,675,628

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/18	Value at 2/28/18	Dividend Income
State Street Corp.	25,847	$2,522,926	$—	$—	$—	$220,733	25,847	$2,743,659	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	65,952,335	73,277,622	—	—	20,230,967	20,230,967	52,214
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	3,602,710	2,749,556	—	—	1,671,844	1,671,844	10,148

Total		$30,897,870	$69,555,045	$76,027,178	$—	$220,733		$24,646,470	$62,362

See accompanying notes to schedule of investments.

8	State Street Equity 500 Index Portfolio

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — February 28, 2018 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended February 28, 2018.

State Street Equity 500 Index Portfolio	9

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — February 28, 2018 (Unaudited)

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended February 28, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following table summarizes the value of the Portfolio’s derivative instruments as of February 28, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Equity 500 Index Portfolio
Futures Contracts(a)	$—	—	$—	$685,165	$—	$685,165

(a)	Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.

Other Transactions with Affiliates—Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2018 are disclosed in the Schedule of Investments.

Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of

10	State Street Equity 500 Index Portfolio

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — February 28, 2018 (Unaudited)

securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of February 28, 2018, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received

State Street Equity 500 Index Portfolio	$15,171,136	$1,671,844	$14,043,274	$15,715,118

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2018:

		Remaining Contractual Maturity of the Agreements As of February 28, 2018
	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$1,671,844	$—	$—	$—	$1,671,844	$1,671,844

State Street Equity 500 Index Portfolio	11

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 28, 2018 (Unaudited)

Assets
Investments in unaffiliated issuers, at value*	$1,557,343,993
Investments in affiliated issuers, at value	24,646,470

Total Investments	1,581,990,463
Cash at broker	1,351,400
Receivable for investments sold	6,411,687
Dividends receivable — unaffiliated issuers	2,975,433
Dividends receivable — affiliated issuers	24,382
Securities lending income receivable — affiliated issuers	1,041
Securities lending income receivable — unaffiliated issuers	1,329
Receivable from Adviser	3,701

Total assets	1,592,759,436

Liabilities
Payable upon return of securities loaned	1,671,844
Payable to broker — variation margin on open futures contracts	385,616
Advisory fee payable	112,794

Total liabilities	2,170,254

Net Assets	$1,590,589,182

* Includes investments in securities on loan, at value	$15,171,136

12	Statement of Assets and Liabilities

Annual Report

December 31, 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Equity 500 Index Portfolio (the “Portfolio”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Portfolio’s benchmark is the S&P 500 Index (the “Index”). In seeking to achieve this objective, the Portfolio utilizes an index-based management strategy designed to track the performance of the Index. The Portfolio also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Portfolio was 22.42%, and the Index was 21.83%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Porfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Portfolio, and small security misweights contributed to the difference between the Portfolio’s performance and that of the Index.

After opening 2017 with a respectable gain of approximately 1.9% in January, the S&P 500 Total Return Index better than doubled that performance in February, rising just shy of 4% for the month. After starting the month on March 1st with a 1.4% approximate gain, the Index meandered lower during much of the rest of March to finish the month near unchanged. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Trump’s address to Congress on February 28th. Political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill caused some market participants to question the likelihood of other policy priorities.

The year-to-date performance through the end of June hit approximately 9.3%, reaching new all-time highs and better than two decade lows in both realized and implied volatility during that time. The second quarter of 2017 finished up just over 3%, which was half that of the first quarter. This indicated a more tentative, but still positive, U.S. growth and inflation.

The third quarter of 2017 commenced with a continuation of many of the themes that prevailed in the first half of the year, including an accelerating selloff for the U.S. dollar. The financial markets had seemingly given a pass to the Trump administration, even in its early tenure when it had been unable to move forward on an anticipated growth agenda. August, in contrast, provided a reminder that markets do take the U.S. president seriously. Trump declared on August 8th that North Korea would be met with “fire and fury” if it continues to threaten the U.S. Volatility picked up in response to his comments, and once again when the President was less than critical in his comments pertaining to violent neo-Nazi protestors in Charlottesville, Virginia. The Index ended up gaining approximately only 0.3% for the month of August. As September progressed, the market picked back up and the Index gained over 2% for the month, posting a gain of approximately 4.5% for the quarter.

The last quarter of the Reporting Period gained strength in early October with a notable increase in U.S. interest rates. November hit its 51st all-time closing high for the Index on November 3rd. December kept pace and the fourth quarter had three months of solid returns for the Index; it finished up approximately 6.6% for the three month period and an impressive 21.8%, approximately, for the year. Information Technology was the greatest contributing sector to this performance at weight of approximately 22.7% and a return of approximately 38.8% for the year. The next greatest was Health Care with an approximate weight of 14.1% and an approximate return of 22.1%. The only two sectors with negative returns were Telecommunication Services and Energy. Both are relatively low weights in the index, so did not have much impact on the overall performance.

The Portfolio used S&P 500 futures contracts in order to equitize the small amount of cash in the portfolio during the Reporting Period. The Portfolio’s use of futures contracts did not have a material impact on Portfolio performance.

On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Apple Inc., Microsoft Corporation and Amazon.com Inc. The top negative contributors to the Portfolio’s performance during the Reporting Period were General Electric Company, Schlumberger Ltd. and Exxon Mobil Corporation.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Five Years Ended December 31, 2017	Average Annual Total Return Ten Years Ended December 31, 2017
State Street Equity 500 Index Portfolio	22.42%	15.86%	8.52%
S&P 500® Index (1)	21.83%	15.79%	8.50%

(1)	The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	95.7%
Short-Term Investments	1.7
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Information Technology	22.8%
Financials	14.1
Health Care	13.2
Consumer Discretionary	11.7
Industrials	9.8
TOTAL	71.6%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 11.7%
Advance Auto Parts, Inc.	5,500	$548,295
Amazon.com, Inc. (a)	28,102	32,864,446
Aptiv PLC	17,781	1,508,362
AutoZone, Inc. (a)	1,888	1,343,067
Best Buy Co., Inc.	18,413	1,260,738
BorgWarner, Inc.	13,223	675,563
CarMax, Inc. (a)	13,197	846,324
Carnival Corp.	29,749	1,974,441
CBS Corp. Class B	26,218	1,546,862
Charter Communications, Inc. Class A (a)	13,400	4,501,864
Chipotle Mexican Grill, Inc. (a) (b)	1,614	466,494
Comcast Corp. Class A	326,730	13,085,536
D.R. Horton, Inc.	22,479	1,148,003
Darden Restaurants, Inc.	8,117	779,394
Discovery Communications, Inc. Class A (a) (b)	12,597	281,921
Discovery Communications, Inc. Class C (a) (b)	13,397	283,614
DISH Network Corp. Class A (a)	17,000	811,750
Dollar General Corp.	19,287	1,793,884
Dollar Tree, Inc. (a)	17,482	1,875,993
Expedia, Inc. (b)	9,323	1,116,616
Foot Locker, Inc.	10,100	473,488
Ford Motor Co.	281,260	3,512,937
Gap, Inc.	15,364	523,298
Garmin, Ltd.	9,160	545,661
General Motors Co.	92,377	3,786,533
Genuine Parts Co.	10,920	1,037,509
Goodyear Tire & Rubber Co.	19,613	633,696
H&R Block, Inc.	16,351	428,723
Hanesbrands, Inc. (b)	23,400	489,294
Harley-Davidson, Inc. (b)	12,385	630,149
Hasbro, Inc.	7,628	693,309
Hilton Worldwide Holdings, Inc.	13,700	1,094,082
Home Depot, Inc.	81,910	15,524,402
Interpublic Group of Cos., Inc.	31,928	643,668
Kohl’s Corp. (b)	12,388	671,801
L Brands, Inc. (b)	17,746	1,068,664
Leggett & Platt, Inc.	9,844	469,854
Lennar Corp. Class A	15,425	975,477
LKQ Corp. (a)	20,800	845,936
Lowe’s Cos., Inc.	57,812	5,373,047
Macy’s, Inc. (b)	24,361	613,654
Marriott International, Inc. Class A	20,952	2,843,815
Mattel, Inc. (b)	27,743	426,687
McDonald’s Corp.	55,715	9,589,666
MGM Resorts International	35,300	1,178,667
Michael Kors Holdings, Ltd. (a)	11,686	735,634
Mohawk Industries, Inc. (a)	4,569	1,260,587
Netflix, Inc. (a)	30,096	5,777,228
Newell Brands, Inc.	34,450	1,064,505
News Corp. Class A	28,814	467,075
News Corp. Class B	7,500	124,500
NIKE, Inc. Class B	94,102	5,886,080
Nordstrom, Inc. (b)	7,756	367,479
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	686,925
Omnicom Group, Inc.	17,450	1,270,884
O’Reilly Automotive, Inc. (a)	5,620	1,351,835
Priceline Group, Inc. (a)	3,408	5,922,218
PulteGroup, Inc.	19,543	649,805
PVH Corp.	6,051	830,258
Ralph Lauren Corp.	4,136	428,862
Ross Stores, Inc.	27,244	2,186,331
Royal Caribbean Cruises, Ltd.	12,800	1,526,784
Scripps Networks Interactive, Inc. Class A	6,863	585,963
Signet Jewelers, Ltd. (b)	5,100	288,405
Starbucks Corp.	98,892	5,679,368
Tapestry, Inc.	19,000	840,370
Target Corp.	38,944	2,541,096
Tiffany & Co.	6,581	684,095
Time Warner, Inc.	53,980	4,937,551
TJX Cos., Inc.	43,775	3,347,036
Tractor Supply Co.	9,774	730,607
TripAdvisor, Inc. (a) (b)	9,015	310,657
Twenty-First Century Fox, Inc. Class A	77,109	2,662,574
Twenty-First Century Fox, Inc. Class B	28,600	975,832
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,400	984,104
Under Armour, Inc. Class A (a) (b)	14,376	207,446
Under Armour, Inc. Class C (a) (b)	14,478	192,847
VF Corp. (b)	24,428	1,807,672
Viacom, Inc. Class B	24,341	749,946
Walt Disney Co.	105,693	11,363,054
Whirlpool Corp.	4,559	768,830
Wyndham Worldwide Corp.	7,746	897,529
Wynn Resorts, Ltd.	5,859	987,769
Yum! Brands, Inc.	23,890	1,949,663

		196,816,588

CONSUMER STAPLES — 7.8%
Altria Group, Inc.	133,370	9,523,952
Archer-Daniels-Midland Co.	39,892	1,598,871
British American Tobacco PLC ADR	1	67
Brown-Forman Corp. Class B	12,022	825,551
Campbell Soup Co. (b)	14,083	677,533
Church & Dwight Co., Inc.	17,800	893,026
Clorox Co.	9,479	1,409,906
Coca-Cola Co.	268,522	12,319,789
Colgate-Palmolive Co.	60,779	4,585,776
Conagra Brands, Inc.	30,951	1,165,924
Constellation Brands, Inc. Class A	12,276	2,805,925
Costco Wholesale Corp.	30,334	5,645,764
Coty, Inc. Class A	37,840	752,638
CVS Health Corp.	72,227	5,236,458
Dr. Pepper Snapple Group, Inc.	11,903	1,155,305

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	16,363	$2,082,028
General Mills, Inc.	40,222	2,384,762
Hershey Co.	10,415	1,182,207
Hormel Foods Corp. (b)	21,098	767,756
J.M. Smucker Co.	7,355	913,785
Kellogg Co. (b)	17,307	1,176,530
Kimberly-Clark Corp.	24,773	2,989,110
Kraft Heinz Co.	41,051	3,192,126
Kroger Co.	63,510	1,743,350
McCormick & Co., Inc.	8,061	821,497
Molson Coors Brewing Co. Class B	13,609	1,116,891
Mondelez International, Inc. Class A	103,494	4,429,543
Monster Beverage Corp. (a)	30,087	1,904,206
PepsiCo, Inc.	99,538	11,936,597
Philip Morris International, Inc.	108,687	11,482,782
Procter & Gamble Co.	178,713	16,420,150
Sysco Corp.	32,435	1,969,778
Tyson Foods, Inc. Class A	21,491	1,742,275
Wal-Mart Stores, Inc.	102,399	10,111,901
Walgreens Boots Alliance, Inc.	61,813	4,488,860

		131,452,619

ENERGY — 5.8%
Anadarko Petroleum Corp.	39,544	2,121,140
Andeavor	10,249	1,171,871
Apache Corp. (b)	24,970	1,054,233
Baker Hughes a GE Co.	30,594	967,994
Cabot Oil & Gas Corp.	33,722	964,449
Chesapeake Energy Corp. (a) (b)	45,894	181,740
Chevron Corp.	133,234	16,679,565
Cimarex Energy Co.	6,942	846,994
Concho Resources, Inc. (a) (b)	11,100	1,667,442
ConocoPhillips	82,803	4,545,057
Devon Energy Corp.	38,850	1,608,390
EOG Resources, Inc.	41,463	4,474,272
EQT Corp.	17,743	1,009,932
Exxon Mobil Corp.	297,672	24,897,286
Halliburton Co.	62,267	3,042,988
Helmerich & Payne, Inc. (b)	7,974	515,439
Hess Corp. (b)	20,244	960,983
Kinder Morgan, Inc.	140,676	2,542,015
Marathon Oil Corp.	65,189	1,103,650
Marathon Petroleum Corp.	33,202	2,190,668
National Oilwell Varco, Inc. (b)	26,341	948,803
Newfield Exploration Co. (a)	15,685	494,548
Noble Energy, Inc.	32,895	958,560
Occidental Petroleum Corp.	54,635	4,024,414
ONEOK, Inc.	27,904	1,491,469
Phillips 66	31,192	3,155,071
Pioneer Natural Resources Co.	11,524	1,991,923
Range Resources Corp. (b)	14,541	248,070
Schlumberger, Ltd.	98,893	6,664,399
TechnipFMC PLC	29,109	911,403
Valero Energy Corp.	29,986	2,756,013
Williams Cos., Inc.	57,910	1,765,676

		97,956,457

FINANCIALS — 14.1%
Affiliated Managers Group, Inc.	4,276	877,649
Aflac, Inc.	28,237	2,478,644
Allstate Corp.	26,167	2,739,947
American Express Co.	49,952	4,960,733
American International Group, Inc.	63,532	3,785,236
Ameriprise Financial, Inc.	10,563	1,790,112
Aon PLC	16,982	2,275,588
Arthur J Gallagher & Co.	12,000	759,360
Assurant, Inc.	3,946	397,915
Bank of America Corp.	681,066	20,105,068
Bank of New York Mellon Corp.	70,691	3,807,417
BB&T Corp.	56,839	2,826,035
Berkshire Hathaway, Inc. Class B (a)	135,219	26,803,110
BlackRock, Inc.	8,518	4,375,782
Brighthouse Financial, Inc. (a)	7,075	414,878
Capital One Financial Corp.	34,068	3,392,491
Cboe Global Markets, Inc.	8,200	1,021,638
Charles Schwab Corp.	82,589	4,242,597
Chubb, Ltd.	32,141	4,696,764
Cincinnati Financial Corp.	11,705	877,524
Citigroup, Inc.	185,293	13,787,652
Citizens Financial Group, Inc.	34,200	1,435,716
CME Group, Inc.	24,392	3,562,452
Comerica, Inc.	13,017	1,130,006
Discover Financial Services	26,277	2,021,227
E*TRADE Financial Corp. (a)	20,489	1,015,640
Everest Re Group, Ltd.	2,700	597,402
Fifth Third Bancorp	51,854	1,573,250
Franklin Resources, Inc.	22,151	959,803
Goldman Sachs Group, Inc.	24,388	6,213,087
Hartford Financial Services Group, Inc.	24,930	1,403,060
Huntington Bancshares, Inc.	75,965	1,106,050
Intercontinental Exchange, Inc.	42,225	2,979,396
Invesco, Ltd.	28,289	1,033,680
JPMorgan Chase & Co.	243,872	26,079,672
KeyCorp.	71,879	1,449,799
Leucadia National Corp.	23,809	630,700
Lincoln National Corp.	16,710	1,284,498
Loews Corp.	20,312	1,016,209
M&T Bank Corp.	10,834	1,852,506
Marsh & McLennan Cos., Inc.	35,034	2,851,417
MetLife, Inc.	72,626	3,671,971
Moody’s Corp.	12,234	1,805,861
Morgan Stanley	96,555	5,066,241
Nasdaq, Inc.	9,225	708,757
Navient Corp.	16,541	220,326
Northern Trust Corp.	14,710	1,469,382
People’s United Financial, Inc.	22,434	419,516
PNC Financial Services Group, Inc.	32,942	4,753,201
Principal Financial Group, Inc.	18,426	1,300,139
Progressive Corp.	40,852	2,300,785

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Prudential Financial, Inc.	30,737	$3,534,140
Raymond James Financial, Inc.	9,600	857,280
Regions Financial Corp.	86,943	1,502,375
S&P Global, Inc.	17,498	2,964,161
State Street Corp. (c)	25,847	2,522,926
SunTrust Banks, Inc.	34,882	2,253,028
Synchrony Financial	49,771	1,921,658
T Rowe Price Group, Inc.	16,720	1,754,430
Torchmark Corp.	8,384	760,513
Travelers Cos., Inc.	19,298	2,617,581
Unum Group	17,324	950,914
US Bancorp	109,630	5,873,975
Wells Fargo & Co.	311,046	18,871,161
Willis Towers Watson PLC	9,479	1,428,390
XL Group, Ltd.	20,520	721,483
Zions Bancorp	15,258	775,564

		237,637,468

HEALTH CARE — 13.2%
Abbott Laboratories	121,249	6,919,680
AbbVie, Inc.	111,563	10,789,258
Aetna, Inc.	22,515	4,061,481
Agilent Technologies, Inc.	22,475	1,505,151
Alexion Pharmaceuticals, Inc. (a)	15,927	1,904,710
Align Technology, Inc. (a)	5,000	1,110,950
Allergan PLC	22,926	3,750,235
AmerisourceBergen Corp.	10,552	968,885
Amgen, Inc.	50,691	8,815,165
Anthem, Inc.	17,719	3,986,952
Baxter International, Inc.	36,370	2,350,957
Becton Dickinson and Co.	18,477	3,955,199
Biogen, Inc. (a)	15,147	4,825,380
Boston Scientific Corp. (a)	93,577	2,319,774
Bristol-Myers Squibb Co.	114,012	6,986,655
Cardinal Health, Inc.	20,924	1,282,013
Celgene Corp. (a)	54,765	5,715,275
Centene Corp. (a)	11,700	1,180,296
Cerner Corp. (a)	22,263	1,500,304
Cigna Corp.	17,811	3,617,236
Cooper Cos., Inc.	3,300	719,004
Danaher Corp.	43,678	4,054,192
DaVita, Inc. (a)	11,472	828,852
DENTSPLY SIRONA, Inc.	17,366	1,143,204
Edwards Lifesciences Corp. (a)	15,790	1,779,691
Eli Lilly & Co.	69,157	5,841,000
Envision Healthcare Corp. (a)	9,118	315,118
Express Scripts Holding Co. (a)	40,747	3,041,356
Gilead Sciences, Inc.	90,946	6,515,371
HCA Healthcare, Inc. (a)	20,400	1,791,936
Henry Schein, Inc. (a)	11,000	768,680
Hologic, Inc. (a)	17,600	752,400
Humana, Inc.	10,217	2,534,531
IDEXX Laboratories, Inc. (a)	6,100	953,918
Illumina, Inc. (a)	9,900	2,163,051
Incyte Corp. (a)	11,900	1,127,049
Intuitive Surgical, Inc. (a)	7,956	2,903,463
IQVIA Holdings, Inc. (a)	10,000	979,000
Johnson & Johnson	188,841	26,384,864
Laboratory Corp. of America Holdings (a)	7,447	1,187,871
McKesson Corp.	14,631	2,281,704
Medtronic PLC	94,404	7,623,123
Merck & Co., Inc.	191,398	10,769,965
Mettler-Toledo International, Inc. (a)	1,800	1,115,136
Mylan NV (a)	39,107	1,654,617
Patterson Cos., Inc. (b)	6,459	233,364
PerkinElmer, Inc.	7,032	514,180
Perrigo Co. PLC (b)	9,814	855,388
Pfizer, Inc.	417,948	15,138,077
Quest Diagnostics, Inc.	10,158	1,000,461
Regeneron Pharmaceuticals, Inc. (a)	5,658	2,127,182
ResMed, Inc. (b)	10,400	880,776
Stryker Corp.	22,195	3,436,674
Thermo Fisher Scientific, Inc.	28,612	5,432,847
UnitedHealth Group, Inc.	67,922	14,974,084
Universal Health Services, Inc. Class B	6,800	770,780
Varian Medical Systems, Inc. (a)	6,031	670,346
Vertex Pharmaceuticals, Inc. (a)	18,348	2,749,631
Waters Corp. (a)	5,415	1,046,124
Zimmer Biomet Holdings, Inc.	14,827	1,789,174
Zoetis, Inc.	34,228	2,465,785

		220,859,525

INDUSTRIALS — 9.8%
3M Co.	41,743	9,825,050
Acuity Brands, Inc.	3,000	528,000
Alaska Air Group, Inc.	9,000	661,590
Allegion PLC	7,537	599,644
American Airlines Group, Inc.	31,600	1,644,148
AMETEK, Inc.	15,701	1,137,851
AO Smith Corp.	10,800	661,824
Arconic, Inc.	28,263	770,167
Boeing Co.	39,224	11,567,550
C.H. Robinson Worldwide, Inc. (b)	9,582	853,660
Caterpillar, Inc.	42,455	6,690,059
Cintas Corp.	5,722	891,659
CSX Corp.	61,559	3,386,361
Cummins, Inc.	10,744	1,897,820
Deere & Co.	22,054	3,451,672
Delta Air Lines, Inc.	44,766	2,506,896
Dover Corp.	10,545	1,064,940
Eaton Corp. PLC	29,999	2,370,221
Emerson Electric Co.	45,969	3,203,580
Equifax, Inc.	8,395	989,938
Expeditors International of Washington, Inc.	11,844	766,188
Fastenal Co.	20,242	1,107,035
FedEx Corp.	17,050	4,254,657
Flowserve Corp.	9,555	402,552
Fluor Corp.	10,956	565,877
Fortive Corp.	22,139	1,601,757
Fortune Brands Home & Security, Inc.	10,100	691,244

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
General Dynamics Corp.	19,789	$4,026,072
General Electric Co.	606,649	10,586,025
Harris Corp.	8,598	1,217,907
Honeywell International, Inc.	53,203	8,159,212
IHS Markit, Ltd. (a)	23,400	1,056,510
Illinois Tool Works, Inc.	21,971	3,665,861
Ingersoll-Rand PLC	16,716	1,490,900
Jacobs Engineering Group, Inc.	9,657	636,976
JB Hunt Transport Services, Inc.	5,500	632,390
Johnson Controls International PLC	63,093	2,404,474
Kansas City Southern	7,004	736,961
L3 Technologies, Inc.	5,365	1,061,465
Lockheed Martin Corp.	17,890	5,743,584
Masco Corp.	21,639	950,818
Nielsen Holdings PLC	23,375	850,850
Norfolk Southern Corp.	20,768	3,009,283
Northrop Grumman Corp.	12,586	3,862,769
PACCAR, Inc.	26,035	1,850,568
Parker-Hannifin Corp.	9,214	1,838,930
Pentair PLC	11,791	832,680
Quanta Services, Inc. (a)	11,593	453,402
Raytheon Co.	19,936	3,744,978
Republic Services, Inc.	15,814	1,069,185
Robert Half International, Inc.	9,374	520,632
Rockwell Automation, Inc.	9,379	1,841,567
Rockwell Collins, Inc.	12,100	1,641,002
Roper Technologies, Inc.	7,535	1,951,565
Snap-on, Inc. (b)	4,572	796,900
Southwest Airlines Co.	37,227	2,436,507
Stanley Black & Decker, Inc.	10,650	1,807,198
Stericycle, Inc. (a)	6,604	449,006
Textron, Inc.	17,106	968,029
TransDigm Group, Inc. (b)	3,400	933,708
Union Pacific Corp.	54,938	7,367,186
United Continental Holdings, Inc. (a)	17,400	1,172,760
United Parcel Service, Inc. Class B	47,755	5,690,008
United Rentals, Inc. (a)	6,100	1,048,651
United Technologies Corp.	53,127	6,777,411
Verisk Analytics, Inc. (a)	10,300	988,800
W.W. Grainger, Inc. (b)	4,012	947,835
Waste Management, Inc.	28,604	2,468,525
Xylem, Inc.	11,434	779,799

		164,560,829

INFORMATION TECHNOLOGY — 22.8%
Accenture PLC Class A	43,982	6,733,204
Activision Blizzard, Inc.	52,000	3,292,640
Adobe Systems, Inc. (a)	34,313	6,013,010
Advanced Micro Devices, Inc. (a) (b)	57,800	594,184
Akamai Technologies, Inc. (a)	12,634	821,715
Alliance Data Systems Corp.	3,504	888,194
Alphabet, Inc. Class A (a)	20,923	22,040,288
Alphabet, Inc. Class C (a)	21,245	22,230,768
Amphenol Corp. Class A	20,580	1,806,924
Analog Devices, Inc.	25,870	2,303,206
ANSYS, Inc. (a)	5,600	826,504
Apple, Inc.	361,464	61,170,553
Applied Materials, Inc.	77,053	3,938,949
Autodesk, Inc. (a)	15,970	1,674,135
Automatic Data Processing, Inc.	30,565	3,581,912
Broadcom, Ltd.	28,335	7,279,261
CA, Inc.	24,759	823,980
Cadence Design Systems, Inc. (a)	20,400	853,128
Cars.com, Inc. (a)	1	29
Cisco Systems, Inc	346,329	13,264,401
Citrix Systems, Inc. (a)	9,478	834,064
Cognizant Technology Solutions Corp. Class A	42,227	2,998,962
Corning, Inc.	62,850	2,010,572
CSRA, Inc.	9,732	291,181
DXC Technology Co.	19,291	1,830,716
eBay, Inc. (a)	70,358	2,655,311
Electronic Arts, Inc. (a)	21,521	2,260,996
F5 Networks, Inc. (a)	5,059	663,842
Facebook, Inc. Class A (a)	167,607	29,575,931
Fidelity National Information Services, Inc.	24,386	2,294,479
Fiserv, Inc. (a)	15,142	1,985,570
FLIR Systems, Inc.	8,239	384,102
Gartner, Inc. (a)	6,700	825,105
Global Payments, Inc.	11,275	1,130,206
Hewlett Packard Enterprise Co.	115,263	1,655,177
HP, Inc.	120,363	2,528,827
Intel Corp.	328,120	15,146,019
International Business Machines Corp.	60,147	9,227,753
Intuit, Inc.	17,326	2,733,696
Juniper Networks, Inc.	27,844	793,554
KLA-Tencor Corp.	11,473	1,205,468
Lam Research Corp. (b)	11,581	2,131,715
Mastercard, Inc. Class A	64,949	9,830,681
Microchip Technology, Inc. (b)	16,206	1,424,183
Micron Technology, Inc. (a)	81,128	3,335,983
Microsoft Corp.	542,877	46,437,699
Motorola Solutions, Inc.	12,428	1,122,746
NetApp, Inc.	19,943	1,103,247
NVIDIA Corp.	42,312	8,187,372
Oracle Corp.	213,070	10,073,950
Paychex, Inc.	23,831	1,622,414
PayPal Holdings, Inc. (a)	80,758	5,945,404
Qorvo, Inc. (a)	9,800	652,680
QUALCOMM, Inc.	102,685	6,573,894
Red Hat, Inc. (a)	12,530	1,504,853
salesforce.com, Inc. (a)	49,005	5,009,781
Seagate Technology PLC (b)	18,476	773,036
Skyworks Solutions, Inc.	13,600	1,291,320
Symantec Corp.	45,903	1,288,038
Synopsys, Inc. (a)	11,300	963,212
TE Connectivity, Ltd.	24,649	2,342,641
Texas Instruments, Inc.	68,706	7,175,655
Total System Services, Inc.	10,899	862,002
VeriSign, Inc. (a) (b)	5,320	608,821

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Visa, Inc. Class A	127,140	$14,496,503
Western Digital Corp.	21,706	1,726,278
Western Union Co.	37,340	709,833
Xerox Corp.	15,823	461,240
Xilinx, Inc. (b)	18,542	1,250,102

		382,073,799

MATERIALS — 2.9%
Air Products & Chemicals, Inc.	14,907	2,445,941
Albemarle Corp. (b)	8,400	1,074,276
Avery Dennison Corp.	6,518	748,657
Ball Corp.	25,716	973,351
CF Industries Holdings, Inc.	16,730	711,694
DowDuPont, Inc.	163,832	11,668,115
Eastman Chemical Co.	10,672	988,654
Ecolab, Inc.	18,665	2,504,470
FMC Corp.	10,522	996,013
Freeport-McMoRan, Inc. (a)	99,564	1,887,733
International Flavors & Fragrances, Inc.	5,880	897,347
International Paper Co.	30,508	1,767,634
LyondellBasell Industries NV Class A	22,052	2,432,777
Martin Marietta Materials, Inc.	4,855	1,073,149
Monsanto Co.	31,494	3,677,869
Mosaic Co.	27,716	711,193
Newmont Mining Corp.	36,973	1,387,227
Nucor Corp.	21,906	1,392,783
Packaging Corp. of America	6,900	831,795
PPG Industries, Inc.	17,288	2,019,584
Praxair, Inc.	20,800	3,217,344
Sealed Air Corp.	11,269	555,562
Sherwin-Williams Co.	5,587	2,290,893
Vulcan Materials Co.	9,790	1,256,742
WestRock Co.	19,148	1,210,345

		48,721,148

REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,700	874,953
American Tower Corp. REIT	30,582	4,363,134
Apartment Investment & Management Co. Class A, REIT	11,865	518,619
AvalonBay Communities, Inc. REIT	9,729	1,735,751
Boston Properties, Inc. REIT	11,421	1,485,073
CBRE Group, Inc. Class A (a)	21,708	940,174
Crown Castle International Corp. REIT	28,242	3,135,145
Digital Realty Trust, Inc. REIT	14,900	1,697,110
Duke Realty Corp. REIT	26,000	707,460
Equinix, Inc. REIT	5,338	2,419,288
Equity Residential REIT	27,038	1,724,213
Essex Property Trust, Inc. REIT	4,455	1,075,303
Extra Space Storage, Inc. REIT	9,500	830,775
Federal Realty Investment Trust REIT	5,400	717,174
GGP, Inc. REIT	42,942	1,004,413
HCP, Inc. REIT	32,677	852,216
Host Hotels & Resorts, Inc. REIT	54,259	1,077,041
Iron Mountain, Inc. REIT	18,074	681,932
Kimco Realty Corp. REIT	32,916	597,425
Macerich Co. REIT	8,645	567,804
Mid-America Apartment Communities, Inc. REIT	8,800	884,928
Prologis, Inc. REIT	36,247	2,338,294
Public Storage REIT	10,152	2,121,768
Realty Income Corp. REIT	19,800	1,128,996
Regency Centers Corp. REIT	10,899	753,993
SBA Communications Corp. REIT (a)	8,800	1,437,568
Simon Property Group, Inc. REIT	21,435	3,681,247
SL Green Realty Corp. REIT	6,100	615,673
UDR, Inc. REIT	20,100	774,252
Ventas, Inc. REIT	23,803	1,428,418
Vornado Realty Trust REIT	13,046	1,019,936
Welltower, Inc. REIT	26,881	1,714,201
Weyerhaeuser Co. REIT	55,198	1,946,282

		46,850,559

TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	430,718	16,746,316
CenturyLink, Inc. (b)	67,987	1,134,023
Verizon Communications, Inc.	286,051	15,140,679

		33,021,018

UTILITIES — 2.8%
AES Corp.	49,859	539,973
Alliant Energy Corp.	14,700	626,367
Ameren Corp.	16,456	970,739
American Electric Power Co., Inc.	35,743	2,629,613
American Water Works Co., Inc.	12,300	1,125,327
CenterPoint Energy, Inc.	33,235	942,545
CMS Energy Corp.	18,801	889,287
Consolidated Edison, Inc.	21,500	1,826,425
Dominion Energy, Inc.	44,368	3,596,470
DTE Energy Co.	13,239	1,449,141
Duke Energy Corp.	49,591	4,171,099
Edison International	24,205	1,530,724
Entergy Corp.	12,200	992,958
Eversource Energy	22,043	1,392,677
Exelon Corp.	69,359	2,733,438
FirstEnergy Corp.	32,229	986,852
NextEra Energy, Inc.	32,657	5,100,697
NiSource, Inc.	23,078	592,412
NRG Energy, Inc.	22,498	640,743
PG&E Corp.	37,712	1,690,629
Pinnacle West Capital Corp.	8,756	745,836
PPL Corp.	50,456	1,561,613
Public Service Enterprise Group, Inc.	37,536	1,933,104
SCANA Corp.	11,501	457,510
Sempra Energy	17,624	1,884,358

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Southern Co.	69,084	$3,322,250
WEC Energy Group, Inc.	23,287	1,546,955
Xcel Energy, Inc.	37,600	1,808,936

		47,688,678

TOTAL COMMON STOCKS (Cost $479,714,178)		1,607,638,688

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	27,556,254	27,556,254
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	818,690	818,690

TOTAL SHORT-TERM INVESTMENTS (Cost $28,374,944)		28,374,944

TOTAL INVESTMENTS — 97.4% (Cost $508,089,122)		1,636,013,632

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		43,236,032

NET ASSETS — 100.0%		$1,679,249,664

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	03/16/2018	222	$29,214,220	$29,703,600	$489,380

					$489,380

During the period ended December 31, 2017, average notional value related to futures contracts was $28,935,876 or 2% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Common Stocks
Consumer Discretionary	$196,816,588	$—	$—	$196,816,588
Consumer Staples	131,452,619	—	—	131,452,619
Energy	97,956,457	—	—	97,956,457
Financials	237,637,468	—	—	237,637,468
Health Care	220,859,525	—	—	220,859,525
Industrials	164,560,829	—	—	164,560,829

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Information Technology	382,073,799	$—	$—	382,073,799
Materials	48,721,148	—	—	48,721,148
Real Estate	46,850,559	—	—	46,850,559
Telecommunication Services	33,021,018	—	—	33,021,018
Utilities	47,688,678	—	—	47,688,678
Short-Term Investments	28,374,944	—	—	28,374,944

TOTAL INVESTMENTS	$1,636,013,632	$—	$—	$1,636,013,632

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	489,380	—	—	489,380

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,636,503,012	$—	$—	$1,636,503,012

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	27,747	$2,156,497	$—	$151,031	$43,261	$474,199	25,847	$2,522,926	$42,077	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	94,983,704	67,427,450	—	—	27,556,254	27,556,254	150,202	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	—	—	—	—	42,426	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	24,459,246	23,640,556	—	—	818,690	818,690	14,170	—

Total		$20,582,067	$197,724,892	$187,926,549	$43,261	$474,199		$30,897,870	$248,875	$—

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$1,605,115,762
Investments in affiliated issuers, at value	30,897,870

Total Investments	1,636,013,632
Cash at broker	999,000
Cash	1,165
Receivable for investments sold	42,190,886
Dividends receivable — unaffiliated issuers	1,646,970
Dividends receivable — affiliated issuers	34,928
Securities lending income receivable — unaffiliated issuers	2,691
Securities lending income receivable — affiliated issuers	975
Receivable from Adviser	3,701

TOTAL ASSETS	1,680,893,948

LIABILITIES
Payable upon return of securities loaned	818,690
Payable for investments purchased	600,007
Payable to broker – variation margin on open futures contracts	107,671
Advisory fee payable	117,916

TOTAL LIABILITIES	1,644,284

NET ASSETS	$1,679,249,664

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$478,977,048
Investments in affiliated issuers	29,112,074

Total cost of investments	$508,089,122

* Includes investments in securities on loan, at value	$21,975,355

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$19,599
Dividend income — unaffiliated issuers	31,762,872
Dividend income — affiliated issuers	234,705
Unaffiliated securities lending income	21,023
Affiliated securities lending income	14,170
Foreign taxes withheld	(127,340)

TOTAL INVESTMENT INCOME (LOSS)	31,925,029

EXPENSES
Advisory fee	708,813
Miscellaneous expenses	76

TOTAL EXPENSES	708,889

NET INVESTMENT INCOME (LOSS)	31,216,140

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	92,151,713
Investments — affiliated issuers	43,261
Futures contracts	4,495,428

Net realized gain (loss)	96,690,402

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	181,855,451
Investments — affiliated issuers	474,199
Futures contracts	682,055

Net change in unrealized appreciation/depreciation	183,011,705

NET REALIZED AND UNREALIZED GAIN (LOSS)	279,702,107

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$310,918,247

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,216,140	$33,251,620
Net realized gain (loss)	96,690,402	105,963,108
Net change in unrealized appreciation/depreciation	183,011,705	34,051,685

Net increase (decrease) in net assets resulting from operations	310,918,247	173,266,413

FROM BENEFICIAL INTEREST TRANSACTIONS
Contributions	44,261,255	116,324,014
Withdrawals	(194,742,512)	(372,376,185)

Net increase (decrease) in net assets from capital transactions	(150,481,257)	(256,052,171)

Net increase (decrease) in net assets during the period	160,436,990	(82,785,758)

Net assets at beginning of period	1,518,812,674	1,601,598,432

NET ASSETS AT END OF PERIOD	$1,679,249,664	$1,518,812,674

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Total return (a)	22.42	%(b)	11.90%	1.41%		13.62%		32.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,679,250		$1,518,813	$1,601,598		$2,869,323		$2,739,594
Ratios to average net assets:
Total expenses	0.05%		0.05%	0.05%		0.050%		0.05%
Net expenses	0.05%		0.04%	0.05%		0.05%		0.05%
Net investment income (loss)	1.98%		2.18%	2.00%		1.98%		2.05%
Portfolio turnover rate	2%		5%	7	%(c)	2	%(c)	4	%(c)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended December 31, 2017.
(c)	Portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:

Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts (a)	$—	$—	$—	$489,380	$—	$ 489,380

(a) Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$4,495,428	$—	$4,495,428

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$682,055	$—	$682,055

4.	Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

On March 8, 2017, the Portfolio received a non-recurring litigation payment of $6,722, from State Street Corporation, an affiliate of the Adviser, which is recorded as a realized gain in the Statement of Operations.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Equity 500 Index Portfolio	$35,529,815	$192,019,343

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$568,146,969	$1,141,277,507	$72,921,464	$1,068,356,043

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$21,975,355	$818,690	$21,872,186	$22,690,876

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$818,690	$—	$—	$—	$818,690	$818,690

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of

State Street Equity 500 Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,119.70	$0.27	$1,025.00	$0.26

(a)	Hypothetical expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-800-997-7327.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSGASPSAR01

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	April 23, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	April 23, 2018